UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC INVESTOR FUNDS

(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments.

HSBC INVESTOR CORE PLUS FIXED INCOME FUND
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 100.1%
HSBC Investor Core Plus Fixed Income Portfolio	9,434,466

TOTAL INVESTMENTS — 100.1%	9,434,466

Percentages indicated are based on net assets of $9,423,880.

See notes to schedules of portfolio investments.

HSBC INVESTOR HIGH YIELD FIXED INCOME FUND
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 100.5%
HSBC Investor High Yield Fixed Income Portfolio	5,466,023

TOTAL INVESTMENTS — 100.5%	5,466,023

Percentages indicated are based on net assets of $5,440,855.

See notes to schedules of portfolio investments.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 100.1%
HSBC Investor Intermediate Duration Fixed Income Portfolio	12,702,037

TOTAL INVESTMENTS — 100.1%	12,702,037

Percentages indicated are based on net assets of $12,692,458.

See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH FUND
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 100.1%
HSBC Investor Growth Portfolio	50,560,944

TOTAL INVESTMENTS — 100.1%	50,560,944

Percentages indicated are based on net assets of $50,523,101.

See notes to schedules of portfolio investments.

HSBC INVESTOR OPPORTUNITY FUND
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 100.2%
HSBC Investor Opportunity Portfolio	9,090,647

TOTAL INVESTMENTS — 100.2%	9,090,647

Percentages indicated are based on net assets of $9,070,015.

See notes to schedules of portfolio investments.

HSBC INVESTOR OVERSEAS EQUITY FUND
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 98.9%
HSBC Investor International Equity Portfolio	6,052,509

TOTAL INVESTMENTS — 98.9%	6,052,509

Percentages indicated are based on net assets of $6,122,320.

See notes to schedules of portfolio investments.

HSBC INVESTOR VALUE FUND
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 100.0%
HSBC Investor Value Portfolio	28,251,282

TOTAL INVESTMENTS — 100.0%	28,251,282

Percentages indicated are based on net assets of $28,237,242.

See notes to schedules of portfolio investments.

HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Shares	Value ($)
Investments in Affiliated Investment Companies— 100.2%
HSBC Investor Growth Portfolio		1,520,993
HSBC Investor International Equity Portfolio		1,630,656
HSBC Investor Opportunity Portfolio		2,458,013
HSBC Investor Value Portfolio		1,512,173
HSBC Investor Prime Money Market Fund - Class I Shares, 0.85%*(a)	75,582	75,582

TOTAL INVESTMENTS — 100.2%		7,197,417

Percentages indicated are based on net assets of $7,183,899.

* Cost for the HSBC Investor Prime Money Market Fund - Class I Shares is $75,582.

(a) The rate represents the annualized one-day yield that was in effect on January 31, 2009.

See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH STRATEGY FUND
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Shares	Value ($)
Investments in Affiliated Investment Companies— 100.2%
HSBC Investor Core Plus Fixed Income Portfolio		3,450,536
HSBC Investor Growth Portfolio		4,635,463
HSBC Investor High Yield Fixed Income Portfolio		428,406
HSBC Investor International Equity Portfolio		4,321,505
HSBC Investor Opportunity Portfolio		4,406,572
HSBC Investor Value Portfolio		4,608,582
HSBC Investor Prime Money Market Fund - Class I Shares, 0.85%*(a)	230,344	230,344

TOTAL INVESTMENTS — 100.2%		22,081,408

Percentages indicated are based on net assets of $22,028,419.

* Cost for the HSBC Investor Prime Money Market Fund - Class I Shares is $230,344.

(a) The rate represents the annualized one-day yield that was in effect on January 31, 2009.

See notes to schedules of portfolio investments.

HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Shares	Value ($)
Investments in Affiliated Investment Companies— 100.1%
HSBC Investor Core Plus Fixed Income Portfolio		6,863,542
HSBC Investor Growth Portfolio		4,812,671
HSBC Investor High Yield Fixed Income Portfolio		1,229,069
HSBC Investor International Equity Portfolio		3,719,130
HSBC Investor Opportunity Portfolio		2,781,147
HSBC Investor Value Portfolio		4,532,936
HSBC Investor Prime Money Market Fund - Class I Shares, 0.85%*(a)	1,584,878	1,584,878

TOTAL INVESTMENTS — 100.1%		25,523,373

Percentages indicated are based on net assets of $25,505,232.

* Cost for the HSBC Investor Prime Money Market Fund - Class I Shares is $1,584,878.

(a) The rate represents the annualized one-day yield that was in effect on January 31, 2009.

See notes to schedules of portfolio investments.

HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Shares	Value ($)
Investments in Affiliated Investment Companies — 99.7%
HSBC Investor Core Plus Fixed Income Portfolio		2,266,463
HSBC Investor Growth Portfolio		1,304,916
HSBC Investor High Yield Fixed Income Portfolio		675,351
HSBC Investor Intermediate Duration Fixed Income Portfolio		271,643
HSBC Investor International Equity Portfolio		851,579
HSBC Investor Opportunity Portfolio		347,335
HSBC Investor Value Portfolio		1,210,859
HSBC Investor Prime Money Market Fund – Class I Shares, 0.85%*(a)	1,904,774	1,904,774

TOTAL INVESTMENTS — 99.7%		8,832,920

Percentages indicated are based on net assets of $8,861,641.

* Cost for the HSBC Investor Prime Money Market Fund – Class I Shares is $1,904,774.

(a) The rate represents the annualized one-day yield that was in effect on January 31, 2009.

See notes to schedules of portfolio investments.

HSBC INVESTOR NEW YORK TAX-FREE BOND FUND
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Shares or Principal Amount ($)	Value ($)
Municipal Bonds – 97.4%
New York – 87.0%
Long Island Power Authority Electrical Systems Revenue, 5.00%, 12/1/22, Callable 12/1/16 @ 100	500,000	503,995
Metropolitan Transportation Authority Revenue, 5.50%, 1/1/19, (MBIA Insured), Callable 7/1/12 @ 100	480,000	507,811
Metropolitan Transportation Authority Revenue, 5.00%, 11/15/32, (FSA Insured), Callable 11/15/12 @ 100	1,625,000	1,499,745
Monroe County Airport Authority Revenue, 5.63%, 1/1/10, AMT, (MBIA Insured)	1,240,000	1,265,866
Monroe County Airport Authority Revenue, 5.75%, 1/1/14, AMT, (MBIA Insured)	750,000	785,205
New York City GO, 5.00%, 8/1/14	200,000	221,146
New York City GO, 5.00%, 8/1/15	325,000	360,952
New York City GO, 5.00%, 8/1/17	500,000	551,265
New York City GO, Series C, 5.00%, 8/1/16, (MBIA Insured), Callable 8/1/15 @ 100	500,000	548,065
New York City Housing Development Corp. Revenue, 5.60%, 11/1/19, AMT, Callable 11/1/09 @ 101	100,000	101,503
New York City IDA Civic Facility Revenue, USTA National Tennis Center, 5.00%, 11/15/19, (FSA Insured), Callable 5/1/13 @ 100	1,000,000	1,080,770
New York City IDA Revenue, Queens Baseball Stadium, 5.00%, 1/1/18, (AMBAC Insured), Callable 1/1/17 @ 100	550,000	553,911
New York City Municipal Water Finance Authority, 5.00%, 6/15/34, Callable 6/15/13 @ 100	1,250,000	1,194,575
New York City Municipal Water Finance Authority, 5.00%, 6/15/36, Callable 12/15/14 @ 100	1,000,000	949,940
New York City Transitional Finance Authority Building Aid Revenue, 5.00%, 7/15/18, (FGIC Insured), Callable 1/15/17 @ 100	550,000	609,527
New York City Transitional Finance Authority Building Aid Revenue, 5.00%, 7/15/36, (FGIC Insured), Callable 1/15/17 @ 100	1,000,000	921,600
New York City Transitional Finance Authority Revenue, 5.25%, 5/1/17, Callable 5/1/11 @ 100	400,000	426,876
New York City Transitional Finance Authority Revenue, 5.25%, 2/1/29, Callable 2/1/11 @ 100	1,540,000	1,604,726
New York State Dormitory Authority Revenue, Department of Health, 5.25%, 7/1/16, Callable 7/1/14 @ 100	500,000	540,915
New York State Dormitory Authority Revenue, Fashion Institute, 5.25%, 7/1/22, (FGIC Insured)	1,250,000	1,363,412
New York State Dormitory Authority Revenue, Master Boces PG, 5.25%, 8/15/19, (FSA Insured), Callable 8/15/12 @ 100	1,000,000	1,075,750
New York State Dormitory Authority Revenue, Mental Health, 5.00%, 2/15/15, (FGIC Insured)	1,245,000	1,362,192
New York State Dormitory Authority Revenue, New York Presbyterian Hospital, 5.50%, 8/1/10, (AMBAC Insured)	750,000	792,877
New York State Dormitory Authority Revenue, New York University, 5.50%, 7/1/18, (AMBAC Insured)	500,000	588,865
New York State Dormitory Authority Revenue, NYSARC, Inc., 5.25%, 7/1/18, (FSA Insured), Callable 7/1/12 @ 101	1,460,000	1,580,143
New York State Dormitory Authority Revenue, Sloan Kettering Institute, 5.50%, 7/1/23, (MBIA Insured)	1,300,000	1,409,395
New York State Dormitory Authority Revenue, St. Johns University, 5.00%, 7/1/24, (MBIA Insured), Callable 7/1/17 @ 100	1,000,000	1,007,480
New York State Dormitory Authority Revenue, State Personal Income Tax Revenue, 5.00%, 3/15/23, Callable 3/15/15 @ 100	1,000,000	1,033,700
New York State Dormitory Authority Revenue, University of Rochester, 5.00%, 7/1/22, Callable 1/1/17 @100	500,000	516,480
New York State Environmental Facilities Corp., 5.70%, 1/15/14, Callable 7/15/09 @ 101	415,000	427,126
New York State Environmental Facilities Corp., 5.70%, 1/15/14, Pre-refunded 7/15/09 @ 101	15,000	15,516
New York State Mortgage Agency Revenue, 5.60%, 10/1/14, AMT, Callable 2/25/09 @ 100.75	1,000,000	1,007,470
New York State Municipal Bond Bank Revenue, 5.50%, 12/1/12	850,000	939,675
New York State Thruway Authority Revenue, Personal Income Tax Revenue, 5.00%, 3/15/21, (MBIA Insured), Callable 3/15/13 @ 100	500,000	522,665
New York State Thruway Authority Revenue, Second General Highway & Bridge, 5.00%, 4/1/22, (MBIA Insured), Callable 4/1/14 @ 100	1,000,000	1,040,070
New York State Urban Development Corp. Revenue, 5.75%, 4/1/12	500,000	554,685
New York State Urban Development Corp. Revenue, 5.00%, 3/15/21, (FSA Insured), Callable 3/15/15 @100	1,000,000	1,063,610
New York State Urban Development Corp. Revenue, 5.13%, 1/1/22, Callable 7/1/14 @ 100	885,000	904,904
Onondaga County, Water Authority Revenue, 5.00%, 9/15/14, (FSA Insured), Callable 9/15/10 @ 101	300,000	318,639

Onondaga County, Water Authority Revenue, 5.00%, 9/15/15, (FSA Insured), Callable 9/15/10 @ 101	665,000	704,654
Port Authority of New York & New Jersey Revenue, 5.00%, 9/1/27, Callable 9/1/13 @ 100	795,000	805,200
Port Authority of New York & New Jersey Revenue, 5.38%, 3/1/28	1,100,000	1,156,859
Port Authority of New York & New Jersey Special Obligation Revenue, 5.75%, 12/1/22, AMT, (MBIA Insured), Callable 3/12/09 @ 101	500,000	401,450
Suffolk County, New York GO, 5.25%, 5/1/15, (FSA Insured)	100,000	117,340
Syracuse Industrial Development Agency Revenue, 5.00%, 1/1/36, AMT, (XLCA Insured), Callable 1/1/17 @ 100	1,000,000	747,470
Tobacco Settlement Financing Corp., 5.50%, 6/1/21, Callable 6/1/13 @ 100	1,000,000	1,021,940
Webster, Central School District GO, 5.00%, 6/15/14, (FSA Insured)	500,000	572,285
Yonkers, New York, 5.00%, 12/1/14, (MBIA Insured)	750,000	783,217

		38,063,462

Puerto Rico – 10.4%
Puerto Rico Commonwealth, Highway & Transportation Authority Grant Antic Revenue, 5.00%, 9/15/17, (MBIA Insured), Callable 3/15/14 @ 100	1,000,000	1,092,230
Puerto Rico Electric Power Authority Power Revenue, 5.25%, 7/1/22, (MBIA Insured)	1,000,000	924,110
Puerto Rico Municipal Finance Agency Revenue, 5.00%, 8/1/12	995,000	979,339
Puerto Rico Public Buildings Authority Revenue, 5.25%, 7/1/33, (Commonwealth Guaranteed), Pre- refunded 7/1/14 @ 100	10,000	11,440
Puerto Rico Public Buildings Authority Revenue, 5.25%, 7/1/33, (Commonwealth Guaranteed), Callable 7/1/14 @ 100	690,000	574,825
Puerto Rico Public Finance Corp. Revenue, 5.25%, 8/1/29, (MBIA Insured), Callable 7/1/10 @ 101	1,000,000	965,810

		4,547,754

TOTAL MUNICIPAL BONDS (COST $42,604,537)		42,611,216

Investment Company – 2.1%
BlackRock Liquidity New York Money Fund, Portfolio Institutional Shares, 0.53% (a)	892,940	892,940

TOTAL INVESTMENT COMPANY (COST $892,940)		892,940

TOTAL INVESTMENTS (COST $43,497,477) — 99.5%		43,504,156

Percentages indicated are based on net assets of $43,734,851.

(a)	The rates presented represent the annualized one-day yield that was in effect on January 31, 2009.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Interest on security is subject to federal alternative minimum tax. Represents 9.85% of net assets.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GO	General Obligation
IDA	Industrial Development Agency
MBIA	Municipal Bond Insurance Association
XLCA	XL Capital Assurance

See notes to schedules of portfolio investments.

HSBC INVESTOR MID-CAP FUND
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Shares	Value($)
Common Stocks – 96.9%
Aerospace & Defense – 1.7%
L-3 Communications Holdings, Inc.	2,650	209,403

Agricultural Chemicals – 1.2%
Compass Minerals International, Inc.	2,450	147,417

Banking – 2.4%
HDFC Bank Ltd. ADR	1,075	61,985
M&T Bank Corp.	1,400	54,474
New York Community Bancorp, Inc.	6,800	90,100
Signature Bank (a)	3,400	87,346

		293,905

Biotechnology – 1.7%
BioMarin Pharmaceuticals, Inc. (a)	11,200	215,712

Business Services – 1.7%
Fiserv, Inc. (a)	4,200	133,350
Morningstar, Inc. (a)	2,400	83,208

		216,558

Chemicals – 5.6%
Airgas, Inc.	7,600	268,356
FMC Corp.	5,500	245,410
Praxair, Inc.	2,875	178,997

		692,763

Commercial Services – 5.0%
Aaron Rents, Inc.	5,100	111,486
IHS, Inc., Class A (a)	4,700	205,860
Ritchie Brothers Auctioneers, Inc. ADR	10,175	186,813
URS Corp. (a)	3,650	124,282

		628,441

Communications – 1.0%
Discovery Communications, Inc., Class A (a)	4,300	62,350
Discovery Communications, Inc., Class C (a)	4,400	63,272

		125,622

Computer Services – 3.2%
Cognizant Technology Solutions Corp. (a)	7,425	139,070
FactSet Research Systems, Inc.	2,100	83,580
McAfee, Inc. (a)	5,650	172,269

		394,919

Computer Software – 5.1%
Akamai Technologies, Inc. (a)	4,300	57,964
Check Point Software Technologies Ltd. (a)	6,650	150,756
MICROS Systems, Inc. (a)	6,200	89,280
Solera Holdings, Inc. (a)	7,550	181,879
Sybase, Inc. (a)	5,600	152,936

		632,815

Computers – 0.5%
Logitech International S.A. (a)	6,000	57,540

Consumer Products – 2.9%
Church & Dwight Co., Inc.	2,950	157,028
Gildan Activewear, Inc. (a)	9,025	96,207
Tupperware Brands Corp.	5,450	112,052

		365,287

Correctional Institutions – 1.3%
Corrections Corp. of America (a)	11,975	165,016

Distribution & Wholesale – 2.6%
Genuine Parts Co.	3,700	118,474
LKQ Corp. (a)	17,625	203,569

		322,043

Education – 0.9%
New Oriental Education & Technology Group, Inc. ADR (a)	2,250	107,640

Electronic Components & Semiconductors – 3.8%
American Superconductor Corp. (a)	6,150	99,507
Itron, Inc. (a)	3,400	222,020
Microchip Technology, Inc.	7,750	147,017

		468,544

Energy – 1.3%
Core Laboratories N.V.	2,475	166,295

Environmental Services – 1.6%
Stericycle, Inc. (a)	4,175	204,241

Financial Services – 3.9%
Annaly Capital Management, Inc.	19,950	302,043
BlackRock, Inc.	700	76,160
Eaton Vance Corp.	5,925	113,404

		491,607

Food & Beverage – 2.9%
Central European Distribution Corp. (a)	5,675	68,668
Flowers Foods, Inc.	7,525	161,712
J.M. Smucker Co. (The)	3,050	137,707

		368,087

Health Care – 11.5%
Cepheid, Inc. (a)	8,500	63,240
DaVita, Inc. (a)	3,550	166,850
Express Scripts, Inc. (a)	2,925	157,248
Haemonetics Corp. (a)	3,400	201,110
Hologic, Inc. (a)	5,026	59,256
Laboratory Corp. of America Holdings (a)	2,725	161,320
Psychiatric Solutions, Inc. (a)	7,575	196,950
ResMed, Inc. (a)	4,950	197,505
Techne Corp.	775	46,477
West Pharmaceutical Services, Inc.	5,650	187,693

		1,437,649

Industrial Manufacturing – 2.0%
Interface, Inc., Class A	1,800	7,344
Lincoln Electric Holdings, Inc.	2,500	102,925
Snap-on, Inc.	2,100	63,378
Valmont Industries, Inc.	1,900	77,102

		250,749

Insurance – 5.3%
Aon Corp.	3,450	127,822
Assurant, Inc.	4,200	110,880
Axis Capital Holdings Ltd.	8,400	203,784
Proassurance Corp. (a)	4,600	217,396

		659,882

Machinery – 1.4%
AGCO Corp. (a)	1,800	38,304

Flowserve Corp.	2,650	141,272

		179,576

Metal Processors & Fabrication – 0.4%
Kaydon Corp.	1,850	50,320

Oil & Gas – 4.3%
Arena Resources, Inc. (a)	2,850	69,426
Atlas America, Inc.	6,262	79,527
Denbury Resources, Inc. (a)	4,500	55,080
Enbridge, Inc.	2,650	86,920
Oceaneering International, Inc. (a)	3,750	129,225
Oil States International, Inc. (a)	3,775	69,120
Southwestern Energy Co. (a)	1,650	52,223

		541,521

Real Estate – 4.5%
Alexandria Real Estate Equities, Inc.	2,250	133,515
Corporate Office Properties Trust	4,350	114,753
Digital Realty Trust, Inc.	5,500	175,450
Essex Property Trust, Inc.	2,000	132,100

		555,818

Retail – 3.4%
Burger King Holdings, Inc.	6,250	139,063
Guess?, Inc.	3,900	62,751
O’Reilly Automotive, Inc. (a)	7,850	228,199

		430,013

Specialty Retail – 1.0%
GameStop Corp., Class A (a)	5,275	130,715

Telecommunications – 2.2%
American Tower Corp., Class A (a)	6,200	188,108
NII Holdings, Inc. (a)	4,650	90,210

		278,318

Transportation – 0.8%
Kansas City Southern (a)	5,150	93,524

Utilities – 9.8%
Equitable Resources, Inc.	7,875	269,561
ITC Holdings Corp.	4,925	206,752
Northeast Utilities	14,325	340,935
NorthWestern Corp.	9,300	225,153
Wisconsin Energy Corp.	4,050	180,549

		1,222,950

TOTAL COMMON STOCKS (COST $15,168,105)		12,104,890

Investment Companies – 3.5%
MidCap S&P Depositary Receipt Trust Series 1	2,660	240,757
Northern Institutional Diversified Assets Portfolio, Shares Class, 0.32% (b)	192,881	192,881

TOTAL INVESTMENT COMPANIES (COST $431,811)		433,638

TOTAL INVESTMENTS (COST $15,599,916) — 100.4%		12,538,528

Percentages indicated are based on net assets of $12,485,883.

(a)	Represents non-income producing security.
(b)	The rates presented represent the annualized one-day yield that was in effect on January 31, 2009.

ADR	American Depositary Receipt

See notes to schedules of portfolio investments.

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Principal Amount ($)	Value ($)
Variable Rate Demand Notes – 71.8%
California – 71.8%
ABAG Finance Authority for Nonprofit Corps. Multi-family Revenue, Series A, 0.35%, 12/15/32, (Credit Support FNMA) (a)	1,975,000	1,975,000
ABAG Finance Authority for Nonprofit Corps. Revenue, 0.33%, 8/1/31, (LOC Allied Irish Bank plc) (a)	480,000	480,000
ABAG Finance Authority for Nonprofit Corps. Revenue, 0.33%, 8/1/34, (LOC Allied Irish Bank plc) (a)	1,150,000	1,150,000
ABAG Finance Authority for Nonprofit Corps. Revenue, 0.27%, 7/1/35, (LOC Wells Fargo Bank N.A., U.S. Bank N.A.) (a)	1,500,000	1,500,000
ABAG Finance Authority for Nonprofit Corps. Revenue, 0.33%, 9/1/35, (LOC Bank of New York) (a)	775,000	775,000
ABAG Finance Authority for Nonprofit Corps. Revenue, Series B, 0.25%, 6/1/30, (LOC Bank of America N.A.) (a)	1,770,000	1,770,000
Anaheim California Union High School District Certificates of Participation, 2.00%, 9/1/29, (Credit Support FSA, SpA First Union National Bank) (a)	1,485,000	1,485,000
California Economic Development Financing Authority IDR, 0.55%, 5/1/23, AMT, (LOC Wells Fargo Bank N.A.) (a)	500,000	500,000
California Health Facilities Financing Authority Revenue, Series A, 0.30%, 8/1/21, (LOC U.S. Bank N.A.) (a)	500,000	500,000
California Infrastructure & Economic Development Bank Revenue, 0.20%, 11/15/37, (LOC Bank of New York, California State Teacher's Retirement) (a)	1,500,000	1,500,000
California Municipal Finance Authority Revenue, 0.25%, 5/1/38, (LOC Bank of America N.A.) (a)(b)	1,000,000	1,000,000
California Municipal Finance Authority Revenue, 0.27%, 7/1/38, (LOC U.S. Bank N.A.) (a)	1,500,000	1,500,000
California Municipal Finance Authority Solid Waste Disposal Revenue, Series A, 0.50%, 2/1/19, AMT (LOC JP Morgan Chase Bank) (a)	1,000,000	1,000,000
California Pollution Control Financing Authority Revenue, Series C, 0.70%, 11/1/17, AMT, (LOC BNP Paribas) (a)	1,000,000	1,000,000
California Pollution Control Financing Authority Revenue, Series C, 0.28%, 11/1/26, (LOC JP Morgan Chase Bank) (a)	300,000	300,000
California School Facilities Financing Corp. Certificates of Participation, Series C, 0.30%, 7/1/22, (LOC KBC Bank NV) (a)	375,000	375,000
California State Department of Water Resources Power Supply Revenue, 0.30%, 5/1/20, (LOC JP Morgan Chase Bank, Societe Generale) (a)	300,000	300,000
California State Department of Water Resources Power Supply Revenue, Series C-1, 0.80%, 5/1/22, (LOC Dexia Credit Local) (a)	1,500,000	1,500,000
California State Department of Water Resources Power Supply Revenue, Series C-11, 0.15%, 5/1/22, (LOC KBC Bank NV) (a)	650,000	650,000
California State Economic Development Financing Authority IDR, 0.55%, 4/1/16, AMT, (LOC Wells Fargo Bank N.A.) (a)	500,000	500,000
California State GO, 0.40%, 5/1/40, (LOC Landesbank Hessen) (a)	2,600,000	2,600,000
California State GO, Series A-2, 0.30%, 5/1/33, (LOC Westdeutsche Landesbank, JP Morgan Chase Bank) (a)	1,600,000	1,600,000
California State GO, Series B-1, 0.20%, 5/1/33, (LOC BNP Paribas, Bank of New York, California State Teachers Retirement) (a)	2,000,000	2,000,000
California State GO, Series B-3, 0.15%, 5/1/33, (LOC BNP Paribas, Bank of New York, California State Teacher's Retirement) (a)	510,000	510,000
California Statewide Communities Development Authority Revenue, 0.33%, 5/1/35, (LOC Allied Irish Bank plc) (a)	900,000	900,000
California Statewide Communities Development Authority Revenue, 0.33%, 7/1/36, (LOC Allied Irish Bank plc) (a)	850,000	850,000
California Statewide Communities Development Authority Revenue, Series B, 0.26%, 6/1/35, (LOC Citibank N.A.) (a)	1,000,000	1,000,000
California Statewide Communities Development Authority Revenue, Series C, 0.30%, 8/15/34, (LOC Bank of America N.A.) (a)	500,000	500,000
Contra Costa County California Housing Authority Multi-family Revenue, 0.25%, 11/15/17, (Credit Support FHLMC) (a)	1,075,000	1,075,000
Contra Costa County California Multi-family Mortgage Revenue, Series B, 0.35%, 11/15/22, (Credit Support FNMA, Liquid Facility FNMA) (a)	900,000	900,000
Corona-Norco California Unified School District Certificates of Participation, 4.00%, 11/1/21, (Credit Support FSA, SpA Dexia Credit Local) (a)	1,100,000	1,100,000

Easy Bay California Municipal Utility District Water System Revenue, Sub-series B, 1.25%, 6/1/25, (Credit Support FSA, SpA Dexia Credit Local) (a)	500,000	500,000
Hayward California Housing Authority Multi-family Housing Revenue, Series A, 0.35%, 6/15/25, (Credit Support FNMA, Liquid Facility FNMA) (a)	950,000	950,000
Hemet California Unified School District Certificates of Participation, 1.15%, 10/1/36, (LOC State Street B&T Co.) (a)	1,445,000	1,445,000
Irvine Public Facilities & Infrastructure Authority Lease Revenue, 0.95%, 11/1/10, (LOC State Street B&T Co.) (a)	790,000	790,000
Irvine Ranch California Water District GO, 0.25%, 1/1/21, (LOC State Street B&T Co.) (a)	1,300,000	1,300,000
Irvine Ranch California Water District Revenue, 0.35%, 10/1/10, (LOC Landesbank Hessen- Thuringen) (a)	500,000	500,000
Los Angeles California Certificates of Participation, Series A, 0.33%, 7/1/37, (LOC Allied Irish Bank plc) (a)	250,000	250,000
Los Angeles California Multi-family Revenue, Series A, 0.50%, 8/1/26, AMT, (LOC FHLMC) (a)	1,000,000	1,000,000
Los Angeles California Wastewater System Revenue, Series A, 0.20%, 6/1/28, (LOC Bank of Nova Scotia) (a)	500,000	500,000
Los Angeles County California Multi-family Mortgage Revenue, Series C, 0.25%, 4/1/31, (Credit Support FHLMC, Liquid Facility FHLMC) (a)	515,000	515,000
Los Angeles County Housing Authority Multi-family Housing Revenue, 0.25%, 12/1/32, (Credit Support FHLMC) (a)	540,000	540,000
Los Angeles County Housing Authority Multi-family Housing Revenue, 0.25%, 5/1/33, (Credit Support FHLMC) (a)	1,150,000	1,150,000
Los Angeles Unified School District Certificates of Participation, Series A, 0.25%, 12/1/17, (LOC Bank of New York) (a)	900,000	900,000
Modesto California Multi-family Housing Revenue, 0.35%, 5/15/31, (Credit Support FNMA) (a)	1,470,000	1,470,000
Northern California Transmission Agency Revenue, 2.00%, 5/1/24, (LOC FSA, SpA Dexia Credit Local) (a)	1,000,000	1,000,000
Oakland-Alameda County California Coliseum Authority Lease Revenue, Series C-1, 0.25%, 2/1/25, (LOC Bank of New York, California State Teacher’s Retirement) (a)	1,600,000	1,600,000
Orange County California Apartment Development Revenue, Series 2, 0.35%, 11/15/28, (Credit Support FNMA) (a)	800,000	800,000
Redwood City California Certificates of Participation, 0.33%, 7/1/21, (LOC KBC Bank NV) (a)	1,995,000	1,995,000
San Bernardino County California Certificates of Participation, 0.23%, 7/1/15, (LOC BNP Paribas) (a)	1,000,000	1,000,000
San Diego California Housing Authority Multi-family Housing Revenue, Series F, 0.55%, 9/1/39, AMT, (Credit Support FHLMC, Liquid Facility FHLMC) (a)	500,000	500,000
San Jacinto California Unified School District Certificates of Participation, 2.00%, 10/1/28, (LOC FSA, SpA Wachovia Bank N.A.) (a)	1,100,000	1,100,000
San Jose California Redevelopment Agency Revenue, Series A, 0.23%, 7/1/26, (LOC Morgan Guaranty Trust) (a)	800,000	800,000
San Mateo County California Board of Education Certificates of Participation, Series A, 0.85%, 5/1/35, (LOC Allied Irish Bank plc) (a)	1,150,000	1,150,000
San Rafael California Redevelopment Agency Multi-family Revenue, Series A, 0.35%, 9/1/31, (LOC Citibank N.V.) (a)	500,000	500,000
Santa Ana Unified School District Certificates of Participation, 0.20%, 7/1/15, (LOC BNP Paribas) (a)	1,700,000	1,700,000
Santa Clara California Electric Revenue, Sub-series B, 0.85%, 7/1/27, (LOC Dexia Credit Local) (a)	1,600,000	1,600,000
Stockton California Health Facilities Revenue, Series A, 0.55%, 12/1/32, (LOC Citibank N.V.) (a)	700,000	700,000
Vacaville California Multi-family Housing Revenue, Series A, 0.35%, 5/15/29, (Credit Support FNMA, Liquid Facility FNMA) (a)	850,000	850,000

		59,900,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $59,900,000)		59,900,000

Tax-Free Notes And Commercial Paper – 22.9%
California – 22.9%
California State University, 0.35%, 2/5/09	1,100,000	1,100,000
Los Angeles Municipal Improvement Corp., 0.60%, 3/3/09	1,000,000	1,000,000
Los Angeles Municipal Improvement Corp., 0.70%, 4/1/09	1,000,000	1,000,000
Orange County Local Transit, Series A, 1.60%, 2/3/09	3,275,000	3,275,000
Riverside County Teeter Finance, 0.60%, 3/11/09	2,000,000	2,000,000
San Diego County Regional Airport, 0.70%, 3/10/09	1,500,000	1,500,000
San Diego County Regional Airport, 0.75%, 3/12/09	2,500,000	2,500,000
San Gabriel Valley Government, 0.73%, 2/12/09	2,000,000	2,000,000
San Gabriel Valley Government, 0.15%, 2/13/09	1,500,000	1,500,000

Turlock Irrigation District, 0.50%, 2/4/09	2,000,000	2,000,000
Ventura County California Public Financing Authority Lease Revenue, 0.50%, 2/3/09	1,200,000	1,200,000

		19,075,000

TOTAL TAX-FREE NOTES AND COMMERCIAL PAPER (COST $19,075,000)		19,075,000

Investment Companies – 7.6%
BlackRock Provident California Institutional Shares, 0.45% (c)	3,603,793	3,603,793
Northern Institutional Tax Exempt Portfolio, Shares Class, 0.46% (c)	2,714,884	2,714,884

TOTAL INVESTMENT COMPANIES (COST $6,318,677)		6,318,677

TOTAL INVESTMENTS (COST $85,293,677) — 102.3%		85,293,677

Percentages indicated are based on net assets of $83,362,720.

(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2009. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)

Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c)	The rates presented represent the annualized one-day yield that was in effect on January 31, 2009.

AMT	Interest on security is subject to federal alternative minimum tax. Represents 5.40% of net assets.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GO	General Obligation
IDR	Industrial Development Revenue
LOC	Letter of Credit
PLC	Public Limited Co.
SPA	Standby Purchase Agreement

See notes to schedules of portfolio investments.

HSBC INVESTOR PRIME MONEY MARKET FUND
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations – 7.2%
Banking – 3.0%
Bank of America Corp., Series BKNT, 1.63%, 10/3/09 (a)	80,000,000	80,000,000
U.S. Bank N.A., Series BKNT, 2.29%, 9/10/09 (a)	75,000,000	75,000,000
Wells Fargo & Co., 0.48%, 5/15/09 (a)	50,000,000	50,005,078
Westpac Banking Corp., 2.86%, 2/6/09 (a)	100,000,000	99,999,454

		305,004,532

Finance – 4.2%
American Honda Finance, 2.30%, 5/12/09, MTN (a)	50,000,000	49,996,606
American Honda Finance, 2.00%, 9/18/09, MTN (a)	50,000,000	50,000,000
Citigroup Funding, Inc., Series A, 2.19%, 2/17/09, MTN (a)	75,000,000	75,026,000
JP Morgan Chase & Co., Series C, 1.47%, 4/3/09 (a)	75,000,000	75,000,384
Morgan Stanley, Series F, 2.50%, 2/9/09, MTN (a)	181,000,000	181,039,913

		431,062,903

TOTAL CORPORATE OBLIGATIONS (COST $736,067,435)		736,067,435

Variable Rate Demand Notes – 9.5%
California – 0.5%
Los Angeles Community Redevelopment Agency Multi- family Housing Revenue, 0.50%, 10/15/38, AMT, (LOC Fleet National Bank) (a)	40,700,000	40,700,000
Northern California Power Agency Revenue, Series A, 0.55%, 7/1/32, (LOC Dexia Credit Local) (a)	8,600,000	8,600,000

		49,300,000

Colorado – 1.3%
Colorado Housing & Finance Authority Multi-family Revenue, 0.63%, 5/1/25, AMT, (LOC U.S. Bank N.A.) (a)	13,250,000	13,250,000
Denver Colorado City & County Airport Revenue, Series B, 0.60%, 11/15/25, AMT, (LOC Wachovia Bank N.A.) (a)	78,800,000	78,800,000
University of Colorado Hospital Authority Revenue, Series B, 0.50%, 11/15/31, (LOC Wachovia Bank N.A.) (a)	44,900,000	44,900,000

		136,950,000

District of Columbia – 0.2%
District of Columbia, GO, Series D, 1.50%, 6/1/34, (LOC Dexia Credit Local) (a)	24,600,000	24,600,000

Florida – 0.4%
Atlantic Beach Health Care Facilities Revenue, 0.50%, 1/1/37, (LOC Wachovia Bank N.A.) (a)	14,600,000	14,600,000
Broward County Airport Facilities Revenue, Series A, 0.63%, 4/1/35, AMT, (LOC Citibank N.A.) (a)	11,500,000	11,500,000
Pinellas County Health Facility Authority Revenue, 0.51%, 12/1/24, (LOC Wachovia Bank N.A.) (a)	16,820,000	16,820,000

		42,920,000

Idaho – 0.2%
Power County Industrial Development Corp. Exempt Facilities Revenue, 0.63%, 4/1/14, AMT, (LOC Wachovia Bank N.A.) (a)	20,000,000	20,000,000

Illinois – 0.2%
Illinois Development Finance Authority Solid Waste Disposal Revenue, 0.70%, 9/1/27, AMT, (LOC Wachovia Bank N.A.) (a)	24,900,000	24,900,000

Indiana – 0.3%
Indianapolis Local Public Improvement Bond Bank Revenue, Series C-3, 2.75%, 1/1/33, AMT, (Credit Support FSA, SpA Dexia Credit Local) (a)	35,000,000	35,000,000

Louisiana – 0.8%
East Baton Rouge Parish Sales Tax Revenue, Series A, 2.75%, 8/1/30, (LOC Dexia Credit Local) (a)	81,240,000	81,240,000

Maryland – 0.5%
Maryland State Economic Development Corp. Lease Environmental Improvement Revenue, 0.70%, 12/1/37, AMT, (LOC Wachovia Bank N.A.) (a)	47,000,000	47,000,000

Massachusetts – 0.3%
Massachusetts State Housing Finance Agency Rent Housing Mortgage Revenue, Series A, 3.50%, 1/1/43, AMT, (Credit Support FSA, SpA Dexia Credit Local) (a)	15,630,000	15,630,000

Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Series A, 0.65%, 7/1/28, AMT, (LOC Wachovia Bank N.A.) (a)	12,000,000	12,000,000

		27,630,000

Michigan – 0.2%
Wayne County Airport Authority Revenue, Series D, 0.35%, 12/1/21, (LOC Wachovia Bank N.A.) (a)	16,575,000	16,575,000

Nevada – 0.7%
Clark County Airport Revenue, Series B-1, 2.65%, 7/1/22, AMT, (Credit Support FSA, SpA Dexia Credit Local) (a)	70,000,000	70,000,000

New Jersey – 0.2%
New Jersey Economic Development Authority Revenue, Series V-2, 2.50%, 3/1/24, (LOC Dexia Credit Local) (a)	21,700,000	21,700,000

New York – 0.5%
New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.50%, 6/1/39, (LOC Landesbank Hessen) (a)	35,000,000	35,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.60%, 10/1/40, AMT, (LOC Bank of America N.A.) (a)	11,200,000	11,200,000
Syracuse IDA Civic Facility Revenue, Series A, 0.55%, 1/1/23, (LOC Fleet National Bank) (a)	10,440,000	10,440,000

		56,640,000

North Carolina – 0.1%
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue, 0.51%, 3/1/30, (LOC Wachovia Bank N.A.) (a)	15,745,000	15,745,000

Pennsylvania – 1.0%
Bethlehem Area School District, GO, Series 2005, 2.25%, 1/1/30, (Credit Support FSA State Aid Withholding, SpA Dexia Credit Local) (a)	34,680,000	34,680,000
Delaware River Joint Toll Bridge Commission Revenue, Series B-1, 1.50%, 7/1/32, (LOC Dexia Credit Local) (a)	20,325,000	20,325,000
Upper Dauphin Industrial Development Authority Revenue, 0.55%, 12/1/26, (LOC Wachovia Bank N.A.) (a)	6,000,000	6,000,000
West Cornwall Township Municipal Authority Revenue, 2.25%, 10/15/21, (Credit Support FSA State Aid Withholding, SpA Dexia Credit Local) (a)	37,800,000	37,800,000

		98,805,000

Rhode Island – 0.4%
Rhode Island State Student Loan Authority Revenue, Series C-2, 3.00%, 7/1/48, AMT, (Credit Support Guaranteed Student Loans, LOC Dexia Credit Local) (a)	37,600,000	37,600,000

South Carolina – 0.3%
South Carolina Jobs-Economic Development Authority Revenue, 0.53%, 3/1/28, (LOC Wachovia Bank N.A.) (a)	10,752,000	10,752,000
South Carolina State Housing Finance & Development Authority Multi-family Rental Housing Improvement Revenue, 0.63%, 7/15/39, AMT, (LOC Wachovia Bank N.A.) (a)	17,250,000	17,250,000

		28,002,000

Tennessee – 0.2%
McMinn County Industrial Development Board Solid Waste Disposal Facility Revenue, 0.60%, 6/1/29, AMT, (LOC Wachovia Bank N.A.) (a)	20,000,000	20,000,000

Texas – 1.2%
Austin Hotel Occupancy Tax Revenue, Sub-series B, 2.50%, 11/15/29, (LOC Dexia Credit Local) (a)	25,740,000	25,740,000
Capital Area Housing Finance Corp. Revenue, 0.63%, 10/1/39, AMT, (LOC Citibank N.A.) (a)	11,000,000	11,000,000
Houston Utility System Revenue, Series B4, 0.60%, 5/15/34, (LOC Bank of America N.A., Bank of New York, Dexia Credit Local, State Street B&T Co.) (a)	27,855,000	27,855,000
Houston Utility System Revenue, Series B5, 0.60%, 5/15/34, (LOC Bank of America N.A., Bank of New York, Dexia Credit Local, State Street B&T Co.) (a)	24,000,000	24,000,000
San Antonio Hotel Occupancy Tax Revenue, 0.50%, 8/15/34, (LOC Wachovia Bank N.A.) (a)	31,000,000	31,000,000

	Principal Amount ($)	Value ($)
Variable Rate Demand Notes, continued
Texas, continued
Texas State Department of Housing & Community Affairs Multi-family Housing Revenue, 0.66%, 12/1/39, AMT, (LOC Citibank N.A.) (a)	7,200,000	7,200,000

		126,795,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $981,402,000)		981,402,000

U.S. Government and Government Agency
Obligations – 13.9%
Federal Home Loan Bank – 12.1%
0.33%, 4/1/09 (b)	50,000,000	49,972,958
0.37%, 4/13/09 (b)	55,122,000	55,082,863
0.41%, 4/30/09 (b)	75,000,000	74,926,667
1.84%, 5/14/09 (b)	99,195,000	98,689,106
3.63%, 8/5/09 (a)	157,000,000	157,076,592
2.36%, 11/18/09 (a)	100,000,000	100,000,000
0.92%, 1/22/10 (a)	150,000,000	150,000,000
0.78%, 1/27/10 (a)	150,000,000	150,000,000
Series 1, 1.29%, 4/30/09 (a)	75,000,000	75,000,000
Series 1, 2.19%, 9/10/09 (a)	100,000,000	99,974,085
Series 1, 0.33%, 12/28/09 (a)	75,000,000	74,968,721
Series 2, 1.47%, 3/27/09 (a)	100,000,000	100,000,000
Series 3, 2.04%, 5/13/09 (a)	50,000,000	50,044,048

		1,235,735,040

Federal Home Loan Mortgage Corp. – 0.6%
1.46%, 4/1/09 (b)	65,434,000	65,278,503

Federal National Mortgage Association – 1.2%
1.79%, 5/20/09 (b)	75,000,000	74,606,250
2.18%, 2/12/10 (a)	50,000,000	49,894,178

		124,500,428

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(COST $1,425,513,971)		1,425,513,971

Commercial Paper And Notes – 35.7%
Banking – 7.1%
Bank of Nova Scotia, 0.29%, 2/18/09 (b)	75,000,000	74,989,729
Depfa Bank plc, 3.20%, 3/3/09 (b)	50,000,000	49,868,750
DNB Norbank ASA, 3.07%, 2/9/09 (b)	75,000,000	74,950,333
KfW, 0.19%, 2/12/09 (b)	50,000,000	49,997,097
KfW, 0.24%, 2/20/09 (b)	125,000,000	124,984,167
National Australia Funding, 0.34%, 2/23/09 (b)	50,000,000	49,989,611
Rabobank USA Financial Corp., 0.25%, 2/24/09 (b)	75,000,000	74,988,021
Skandinaviska Enskilda Banken AB, 3.15%, 2/13/09 (b)	75,000,000	74,923,625
Swedbank Mortgage AB, 3.30%, 3/3/09 (b)	50,000,000	49,864,583
UniCredito Italiano Bank of Ireland, 0.49%, 3/2/09 (b)	100,000,000	99,960,528

		724,516,444

Finance – 28.6%
Cafco LLC, 0.25%, 2/5/09 (b)	101,100,000	101,097,192
Calyon N.A., Inc., 0.44%, 3/4/09 (b)	100,000,000	99,962,111
CBA Delaware Finance, 1.50%, 2/3/09 (b)	50,000,000	49,995,833
Chariot Funding LLC, 0.25%, 2/4/09 (b)	45,000,000	44,999,063
Chariot Funding LLC, 0.25%, 2/10/09 (b)	40,000,000	39,997,500
Chariot Funding LLC, 0.30%, 2/17/09 (b)	50,000,000	49,993,333
Ciesco LLC, 1.50%, 2/3/09 (b)	100,000,000	99,991,667
CRC Funding LLC, 0.35%, 2/24/09 (b)	125,000,000	124,972,049
Danske Corp., 3.08%, 2/9/09, (LOC Danske Bank AS) (b)	75,000,000	74,950,167
Danske Corp., 0.39%, 3/3/09 (b)	25,000,000	24,991,875
Falcon Asset Securitization Co. LLC, 0.25%, 2/2/09 (b)	51,000,000	50,999,646
Falcon Asset Securitization Co. LLC, 0.25%, 2/12/09 (b)	25,000,000	24,998,090
Gemini Securitization Corp. LLC, 1.81%, 2/3/09 (b)	25,000,000	24,997,500
Gemini Securitization Corp. LLC, 0.30%, 2/17/09 (b)	100,000,000	99,986,667
Gemini Securitization Corp. LLC, 0.50%, 3/2/09 (b)	50,000,000	49,979,861
General Electric Capital Corp., 0.30%, 2/24/09 (b)	100,000,000	99,980,833
Gotham Funding Corp., 0.25%, 2/12/09 (b)	100,000,000	99,992,361
Gotham Funding Corp., 0.30%, 2/18/09 (b)	75,000,000	74,989,375
ING Funding LLC, 0.30%, 2/23/09 (b)	100,000,000	99,981,667
JP Morgan Chase & Co., 2.91%, 2/9/09 (b)	75,000,000	74,952,667
Jupiter Securitization Co. LLC, 0.35%, 2/20/09 (b)	86,195,000	86,179,078
Nationwide Building Society, 0.50%, 2/4/09 (b)	50,000,000	49,997,917
Nationwide Building Society, 0.40%, 2/11/09 (b)	75,000,000	74,991,667
Nationwide Building Society, 0.39%, 2/20/09 (b)	50,000,000	49,989,708
Natixis, 3.12%, 3/3/09 (b)	50,000,000	49,872,083
Nordea N.A., Inc., 0.25%, 3/3/09 (b)	100,000,000	99,979,167
Old Line Funding LLC, 0.27%, 2/17/09 (b)	155,992,000	155,974,100
Old Line Funding LLC, 0.40%, 2/23/09 (b)	25,000,000	24,993,889
Park Avenue Receivables Corp., 0.25%, 2/3/09 (b)	25,000,000	24,999,653
Park Avenue Receivables Corp., 0.25%, 2/5/09 (b)	55,900,000	55,898,447
Prudential Funding LLC, 0.30%, 2/9/09 (b)	100,000,000	99,993,333
Ranger Funding Co. LLC, 0.30%, 2/6/09 (b)	39,229,000	39,227,365
Ranger Funding Co. LLC, 0.33%, 2/17/09 (b)	136,687,000	136,669,733
Sheffield Receivables Corp., 0.30%, 2/17/09 (b)	110,000,000	109,985,333
Sheffield Receivables Corp., 0.45%, 2/23/09 (b)	65,000,000	64,982,125
Thames Asset Global Securitization No. 1, Inc., 0.40%, 2/9/09 (b)	53,350,000	53,345,258
Thames Asset Global Securitization No. 1, Inc., 0.40%, 2/17/09 (b)(c)	100,000,000	99,982,222
Toyota Motor Credit Corp., 0.55%, 2/23/09 (b)	75,000,000	74,974,792
Yorktown Capital LLC, 0.34%, 2/23/09 (b)	121,146,000	121,120,934

Yorktown Capital LLC, 0.40%, 2/25/09 (b)	55,000,000	54,985,333

		2,939,951,594

TOTAL COMMERCIAL PAPER AND NOTES (COST $3,664,468,038)		3,664,468,038

Certificates of Deposit – 15.1%
Banking – 15.1%
ABN AMRO Bank NV, 3.06%, 3/2/09	75,000,000	75,000,000
Australia & New Zealand Banking Group Ltd., N.Y., 1.40%, 2/2/09	85,000,000	85,000,023
Bank of Nova Scotia, 1.75%, 2/2/09	60,000,000	60,000,000
Bank of Nova Scotia, 1.76%, 2/2/09	50,000,000	50,000,014
Bank of Scotland plc, N.Y., 2.92%, 5/6/09 (a)	125,000,000	125,000,000
Banque Paribas, N.Y., 1.96%, 2/4/09	50,000,000	50,000,000
Chase Bank USA N.A., 0.20%, 2/12/09	50,000,000	50,000,000
Deutsche Bank, N.Y., 1.74%, 7/21/09 (a)	100,000,000	100,000,000
Lloyds TSB Bank plc, N.Y., 0.33%, 2/9/09	100,000,000	100,000,000
Natixis, N.Y., 2.40%, 2/2/09	35,000,000	35,000,000
Natixis, N.Y., 0.50%, 3/2/09	75,000,000	75,000,000
Norinchukin Bank, N.Y., 0.25%, 2/13/09	100,000,000	100,000,000
Rabobank Nederland NV, N.Y., 0.30%, 2/18/09	100,000,000	100,000,000
Royal Bank of Canada, N.Y., 1.69%, 2/4/09	135,000,000	135,016,187
Royal Bank of Canada, N.Y., 0.30%, 2/12/09	100,000,000	99,999,081
Royal Bank of Canada, N.Y., 0.40%, 3/3/09	60,000,000	60,000,000
Sumitomo Mitsui Banking Corp., N.Y., 0.32%, 2/13/09	100,000,000	100,000,000
Svenska Handelsbanken, 2.57%, 8/20/09 (a)	75,000,000	75,000,000
Toronto Dominion Bank, N.Y., 1.00%, 2/2/09	75,000,000	75,000,000

		1,550,015,305

TOTAL CERTIFICATES OF DEPOSIT (COST $1,550,015,305)		1,550,015,305

Repurchase Agreements – 5.3%
BNP Paribas, purchased on 1/30/09, 0.27%, due 2/2/09 with a maturity value of $300,006,750 (Collateralized fully by various U.S. Government and Government Agency Obligations)	300,000,000	300,000,000
Deutsche Bank, purchased on 1/30/09, 0.29%, due 2/2/09 with a maturity value of $250,006,042 (Collateralized fully by various U.S. Government and Government Agency Obligations)	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS (COST $550,000,000)		550,000,000

Yankee Dollars – 4.1%
Australia & New Zealand Banking Group, 2.43%, 10/2/09 (a)	75,000,000	75,000,000
BNP Paribas, 2.45%, 8/13/09 (a)	65,000,000	65,000,000
Credit Agricole (London), 1.78%, 7/22/09 (a)	75,000,000	75,000,000
National Australia Bank Ltd., 0.40%, 2/24/09 (c)	50,000,000	50,000,000
National Australia Bank Ltd., 2.42%, 10/6/09 (a)	60,000,000	60,000,000
Royal Bank of Canada, 2.45%, 10/15/09 (a)	50,000,000	50,000,000
Westpac Banking Corp., 2.52%, 8/20/09 (a)	50,000,000	50,000,000

TOTAL YANKEE DOLLARS (COST $425,000,000)		425,000,000

Time Deposits – 9.1%
Calyon/ Grand Cayman Time Deposit, 0.33%, 2/2/09	150,000,000	150,000,000
Dexia Bank Grand Cayman Time Deposit, 0.35%, 2/2/09	175,000,000	175,000,000
Societe Generale Cayman Time Deposit, 0.31%, 2/2/09	500,000,000	500,000,000
U.S. Bank N.A. Cayman Time Deposit, 0.15%, 2/2/09	108,000,000	108,000,000

TOTAL TIME DEPOSITS (COST $933,000,000)		933,000,000

TOTAL INVESTMENTS (COST $10,265,466,749) — 99.9%		10,265,466,749

Percentages indicated are based on net assets of $10,275,405,275.

(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2009. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	Discount note. Rate presented represents the effective yield at time of purchase.
(c)

Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

AMT	Interest on security is subject to federal alternative minimum tax. Represents 4.60% of net assets.
FSA	Financial Security Assurance
GO	General Obligation
IDA	Industrial Development Agency
LLC	Limited Liability Co.
LOC	Letter of Credit
MTN	Medium Term Note
PLC	Public Limited Co.
SPA	Standby Purchase Agreement

See notes to schedules of portfolio investments.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Principal Amount ($)	Value ($)
Variable Rate Demand Notes – 80.6%
New York – 80.6%
Albany IDA Civic Facility Revenue, 1.30%, 5/1/27, (LOC KeyBank N.A.) (a)	1,650,000	1,650,000
Bethlehem IDA Civic Facility Revenue, Series A, 0.65%, 12/1/36, (LOC Citizens Bank N.A.) (a)	740,000	740,000
Buffalo Municipal Water Finance Authority Water Systems Revenue, 0.38%, 7/1/35, (LOC JP Morgan Chase Bank) (a)	7,125,000	7,125,000
Clinton County IDA Civic Facility Revenue, Series A, 0.85%, 7/1/42, (Credit Support Radian, LOC KeyBank N.A.) (a)	4,000,000	4,000,000
Columbia County IDA Civic Facility Revenue, Series A, 1.30%, 7/1/33, (LOC KeyBank N.A.) (a)	5,785,000	5,785,000
Dutchess County IDA Civic Facility Revenue, Series A, 0.50%, 7/1/38, (LOC KeyBank N.A.) (a)	7,000,000	7,000,000
Franklin County IDA Civic Facility Revenue, 0.35%, 5/1/19, (LOC Fleet National Bank) (a)	2,515,000	2,515,000
Long Island Power Authority Electrical Systems Revenue, 3.75%, 12/1/29, (Credit Support FSA, SpA Dexia Credit Local) (a)	8,930,000	8,930,000
Long Island Power Authority Electrical Systems Revenue, Series G, 2.75%, 12/1/29, (Credit Support FSA, SpA Dexia Credit Local) (a)	5,550,000	5,550,000
Long Island Power Authority New York Electrical Systems Revenue, Series J, 2.00%, 12/1/29, (Credit Support FSA, SpA Dexia Credit Local) (a)	7,000,000	7,000,000
Metropolitan Transportation Authority Revenue, Sub-series B-2, 0.20%, 11/1/34, (LOC BNP Paribas) (a)	7,500,000	7,500,000
Metropolitan Transportation Authority Revenue, Sub-series B-3, 0.20%, 11/1/34, (LOC Lloyds TSB Bank plc) (a)	10,000,000	10,000,000
Metropolitan Transportation Authority Revenue, Sub-series G-2, 0.35%, 11/1/26, (LOC BNP Paribas) (a)	2,100,000	2,100,000
Monroe County IDA Civic Facility Revenue, 0.45%, 1/15/32, (LOC JP Morgan Chase Bank) (a)	4,000,000	4,000,000
Monroe County IDA Civic Facility Revenue, 0.35%, 4/1/35, (LOC JP Morgan Chase Bank) (a)	4,050,000	4,050,000
Monroe County IDA Civic Facility Revenue, 0.45%, 6/1/36, (LOC JP Morgan Chase Bank) (a)	3,800,000	3,800,000
Monroe County IDA Civic Facility Revenue, 0.85%, 2/1/38, (LOC JP Morgan Chase Bank) (a)	2,000,000	2,000,000
Monroe County IDA Civic Facility Revenue, 0.60%, 4/1/38, (LOC JP Morgan Chase Bank) (a)	2,200,000	2,200,000
Nassau County IDA Civic Facility Revenue, 0.60%, 6/1/19, (LOC Fleet Bank N.A.) (a)(b)	1,715,000	1,715,000
Nassau County Interim Finance Authority Revenue, 0.75%, 11/15/22, (Credit Support FSA, SpA BNP Paribas) (a)	30,095,000	30,095,000
Nassau County Interim Finance Authority Revenue, Series A, 2.00%, 11/15/22, (Credit Support FSA, SpA Dexia Credit Local) (a)	1,380,000	1,380,000
Nassau Health Care Corp. Revenue, Sub-series 2004-C2, 2.15%, 8/1/29, (Credit Support FSA County Guaranteed, SpA Dexia Credit Local) (a)	2,800,000	2,800,000
New York City Capital Resources Corp. Revenue, Series B1, 0.35%, 7/1/37, (LOC Bank of America N.A.) (a)	5,920,000	5,920,000
New York City GO, 0.43%, 9/1/35, (LOC Royal Bank of Scotland) (a)	11,475,000	11,475,000
New York City GO, Series C, 0.55%, 10/1/23, (LOC JP Morgan Chase Bank) (a)	1,600,000	1,600,000
New York City GO, Series J, Sub- series J2, 0.38%, 2/15/16, (LOC Westdeutsche Landesbank) (a)	4,800,000	4,800,000
New York City GO, Sub-series E2, 0.55%, 8/1/20, (LOC JP Morgan Chase Bank) (a)	2,000,000	2,000,000
New York City GO, Sub-series J-8, 0.50%, 8/1/21, (LOC Landesbank Baden-Wurttemberg) (a)	22,100,000	22,100,000
New York City GO, Sub-series L-4, 0.25%, 4/1/38, (LOC U.S. Bank N.A.) (a)	12,000,000	12,000,000
New York City Health & Hospital Corp. Revenue, Series B, 0.25%, 2/15/31, (LOC TD Bank N.A.) (a)	7,400,000	7,400,000
New York City Housing Development Corp., 0.38%, 12/1/34, (LOC Citibank N.A.) (a)	3,125,000	3,125,000
New York City Housing Development Corp. Multi-family Housing Revenue, Series A, 0.20%, 4/1/31, (Credit Support FHLMC) (a)	1,135,000	1,135,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.30%, 6/15/32, (Credit Support FNMA) (a)	8,965,000	8,965,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.50%, 12/1/36, (LOC Landesbank Hessen) (a)	17,535,000	17,535,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.50%, 6/1/39, (LOC Landesbank Hessen) (a)	13,000,000	13,000,000

New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.48%, 6/1/42, AMT, (LOC Citibank N.A.) (a)	10,000,000	10,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.48%, 9/1/42, AMT, (LOC Citibank N.A.) (a)	11,000,000	11,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.25%, 11/1/46, (Credit Support FHLMC, Liquid Facility FHLMC) (a)	4,000,000	4,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.55%, 1/1/38, AMT, (LOC Citibank N.A.) (a)	4,550,000	4,550,000
New York City Housing Development Corporation Revenue, Series A, 0.35%, 3/1/38, AMT (LOC Freddie Mac) (a)	4,900,000	4,900,000
New York City IDA Civic Facility Revenue, 0.35%, 5/1/21, (LOC JP Morgan Chase Bank) (a)	2,500,000	2,500,000
New York City IDA Civic Facility Revenue, 0.58%, 12/30/21, (LOC Allied Irish Bank plc) (a)	1,300,000	1,300,000
New York City IDA Civic Facility Revenue, 0.22%, 1/1/31, (LOC JP Morgan Chase Bank) (a)	1,900,000	1,900,000
New York City IDA Civic Facility Revenue, 0.58%, 9/30/31, (LOC Allied Irish Bank plc) (a)	1,450,000	1,450,000
New York City IDA Civic Facility Revenue, 1.05%, 4/1/32, (LOC Allied Irish Bank plc) (a)	3,000,000	3,000,000
New York City IDA Civic Facility Revenue, 0.45%, 6/1/32, (LOC JP Morgan Chase Bank) (a)	2,500,000	2,500,000
New York City IDA Civic Facility Revenue, 0.55%, 11/1/32, (LOC Wachovia Bank N.A.) (a)	1,500,000	1,500,000
New York City IDA Civic Facility Revenue, 0.58%, 12/1/34, (LOC Allied Irish Bank plc) (a)	4,500,000	4,500,000
New York City IDA Civic Facility Revenue, 0.58%, 12/1/34, (LOC Allied Irish Bank plc) (a)	6,000,000	6,000,000
New York City IDA Civic Facility Revenue, 0.35%, 7/1/36, (LOC Citizens Bank N.A.) (a)	1,650,000	1,650,000
New York City IDA Civic Facility Revenue, 0.55%, 12/1/36, (LOC JP Morgan Chase Bank) (a)	4,440,000	4,440,000
New York City IDA Civic Facility Revenue, 0.30%, 11/1/39, (LOC Bank of America, Citibank N.A.) (a)	21,000,000	21,000,000
New York City IDA Civic Facility Revenue, Series B-1, 0.45%, 7/1/36, (LOC Allied Irish Bank plc) (a)	3,100,000	3,100,000
New York City IDA Special Facility Revenue, Series B, 0.35%, 5/1/33, (LOC Bank of America N.A.) (a)	2,960,000	2,960,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Sub-series B4, 0.36%, 6/15/23, (SpA BNP Paribas) (a)	2,000,000	2,000,000
New York City Transitional Finance Authority Revenue, 0.35%, 11/1/22, (SpA Royal Bank of Canada) (a)	10,000,000	10,000,000
New York City Transitional Finance Authority Revenue, 0.35%, 8/1/31, (SpA Citibank) (a)	11,415,000	11,415,000
New York City Transitional Finance Authority Revenue, Series 1, Sub- series 1A, 0.35%, 11/1/22, (Liquidity Facility Landesbank Hessen - Thuringen) (a)	3,000,000	3,000,000
New York City Transitional Finance Authority Revenue, Series 3, Sub- series 3-F, 0.55%, 11/1/22, (SpA Royal Bank of Canada) (a)	15,400,000	15,400,000
New York City Transitional Finance Authority Revenue, Series 3, Sub- series 3C, 1.25%, 11/1/22, (SpA Dexia Credit Local) (a)	6,145,000	6,145,000
New York City Transitional Finance Authority Revenue, Series 3, Sub- series 3D, 1.25%, 11/1/22, (SpA Dexia Credit Local) (a)	12,910,000	12,910,000
New York City Transitional Finance Authority Revenue, Series 3, Sub- series 3G, 0.30%, 11/1/22, (SpA Bank of New York) (a)	2,085,000	2,085,000
New York City Transitional Finance Authority Revenue, Series A2, 0.33%, 11/15/27, (SpA Bank of Nova Scotia) (a)	6,100,000	6,100,000
New York City Transitional Finance Authority Revenue, Sub-series 2A, 0.75%, 11/1/22, (Liquidity Facility Dexia Credit Local) (a)	2,400,000	2,400,000
New York City Trust for Cultural Resources Revenue, 0.38%, 7/1/33, (LOC Citibank N.A.) (a)	2,000,000	2,000,000
New York City Trust for Cultural Resources Revenue, Series A1, 0.35%, 12/1/35, (LOC Bank of America N.A.) (a)	7,000,000	7,000,000
New York City Trust for Cultural Resources Revenue, Series B-1, 0.35%, 11/1/38, (LOC U.S. Bank N.A.) (a)	3,750,000	3,750,000
New York Local Government Assistance Corp., 1.50%, 4/1/18, (Credit Support FSA, SpA KBC Bank) (a)	2,000,000	2,000,000
New York Local Government Assistance Corp., 0.28%, 4/1/25, (LOC Bank of Nova Scotia) (a)	20,200,000	20,200,000
New York Local Government Assistance Corp., 0.20%, 4/1/25, (LOC Societe Generale) (a)	11,850,000	11,850,000
New York State Dormitory Authority Revenue, 2.50%, 2/15/21, (Credit Support FSA, SpA Dexia Credit Local) (a)	7,900,000	7,900,000
New York State Dormitory Authority Revenue, 0.33%, 7/1/25, (LOC Fleet National Bank) (a)	2,400,000	2,400,000

New York State Dormitory Authority Revenue, 0.47%, 7/1/28, (LOC TD Bank N.A.) (a)	1,000,000	1,000,000
New York State Dormitory Authority Revenue, 0.25%, 7/1/30, (SpA JP Morgan Chase Bank) (a)	7,700,000	7,700,000
New York State Dormitory Authority Revenue, Series D, 0.45%, 7/1/34, (LOC TD Banknorth N.A.) (a)	4,875,000	4,875,000
New York State Dormitory Authority Revenue, Non State Supported Debt, 0.45%, 7/1/36, (Credit Support XLCA, LOC TD Banknorth N.A.) (a)	1,975,000	1,975,000
New York State Dormitory Authority Revenue, Non State Supported Debt, 0.55%, 7/1/38, (LOC Citizens Bank N.A.) (a)	4,950,000	4,950,000
New York State Dormitory Authority Revenue, Non State Supported Debt, 0.65%, 7/1/38, (LOC RBS Citizens N.A.) (a)	4,000,000	4,000,000
New York State Dormitory Authority Revenue, Non State Supported Debt, 0.40%, 1/1/39, (LOC TD Banknorth N.A.) (a)	4,000,000	4,000,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series A, 0.30%, 7/1/30, (LOC JP Morgan Chase Bank) (a)	5,000,000	5,000,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series A, 0.65%, 6/1/34, (LOC RBS Citizens N.A.) (a)	1,000,000	1,000,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series A, 0.20%, 11/15/36, (Credit Support FNMA, Liquidity Facility FNMA) (a)	10,000,000	10,000,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series A-2, 0.50%, 9/1/26, (LOC RBS Citizens N.A.) (a)	2,075,000	2,075,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series A-2, 0.50%, 9/1/36, (LOC RBS Citizens N.A.) (a)	4,000,000	4,000,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series A-2, 0.65%, 6/1/38, (LOC RBS Citizens N.A.) (a)	4,000,000	4,000,000
New York State Dormitory Authority Revenue, State Supported Debt, Series C, 0.35%, 7/1/31, (LOC Bank of America N.A.) (a)	9,900,000	9,900,000
New York State Dormitory Authority Revenue, State Supported Debt, Series D, 0.43%, 7/1/31, (LOC TD Bank N.A.) (a)	5,000,000	5,000,000
New York State Energy Research & Development Authority Facilities Revenue, 0.48%, 11/1/39, AMT, (LOC Citibank N.A.) (a)	1,000,000	1,000,000
New York State Energy Research & Development Authority Facilities Revenue, 0.55%, 11/1/39, AMT, (LOC Citibank N.A.) (a)	4,300,000	4,300,000
New York State Energy Research & Development Authority Facilities Revenue, Series C2, 0.70%, 11/1/39, AMT, (LOC Citibank N.A.) (a)	11,100,000	11,100,000
New York State Energy Research & Development Authority Facilities Revenue, Sub-series A-3, 0.55%, 5/1/39, (LOC Wachovia Bank N.A.) (a)	19,100,000	19,100,000
New York State GO, 0.35%, 8/1/19, (LOC Bayerische Helaba) (a)	2,740,000	2,740,000
New York State GO, 3.75%, 3/13/20, (LOC Dexia Credit Local) (a)	25,000,000	25,000,000
New York State GO, 0.30%, 8/1/34, (LOC Bank of America) (a)	21,540,000	21,540,000
New York State Housing Finance Agency Revenue, 0.20%, 5/15/15, (LOC Landesbank Hessen - Thuringen) (a)	800,000	800,000
New York State Housing Finance Agency Revenue, 0.50%, 5/15/28, AMT, (Credit Support FNMA, LOC FNMA) (a)	13,000,000	13,000,000
New York State Housing Finance Agency Revenue, 0.40%, 5/15/31, AMT, (Credit Support FNMA) (a)	1,700,000	1,700,000
New York State Housing Finance Agency Revenue, 0.56%, 5/15/33, AMT, (Credit Support FNMA) (a)	2,000,000	2,000,000
New York State Housing Finance Agency Revenue, 0.30%, 5/15/34, (Credit Support FNMA) (a)	10,000,000	10,000,000
New York State Housing Finance Agency Revenue, 0.30%, 11/15/37, (Credit Support FNMA) (a)	10,000,000	10,000,000
New York State Housing Finance Agency Revenue, 0.55%, 11/1/41, AMT, (LOC Bank of New York) (a)	10,000,000	10,000,000
New York State Housing Finance Agency Revenue, Series A, 0.60%, 5/15/32, AMT, (Credit Support FNMA) (a)	1,600,000	1,600,000
New York State Housing Finance Agency Revenue, Series A, 0.35%, 11/1/32, AMT, (Credit Support FHLMC, Liquidity Facility FHLMC) (a)	2,050,000	2,050,000
New York State Housing Finance Agency Revenue, Series A, 0.30%, 5/15/34, (Credit Support FNMA) (a)	1,400,000	1,400,000
New York State Housing Finance Agency Revenue, Series A, 0.22%, 5/1/35, (Credit Support FHLMC) (a)	9,365,000	9,365,000
New York State Housing Finance Agency Revenue, Series A, 0.35%, 11/1/36, (LOC Landesbank Hessen - Thuringen) (a)	16,255,000	16,255,000
New York State Housing Finance Agency Revenue, Series A, 0.56%, 11/1/39, AMT, (LOC Citibank N.A.) (a)	9,600,000	9,600,000
New York State Housing Finance Agency Revenue, Series A, 0.60%, 11/1/41, (LOC Landesbank Baden- Wurttemberg) (a)	16,000,000	16,000,000

New York State Housing Finance Agency Revenue, Series A, 0.25%, 5/1/42, (LOC Wachovia Bank N.A.) (a)	10,000,000	10,000,000
New York State Housing Finance Agency Revenue, Series A, 0.30%, 5/1/45, (Credit Support FHLMC, Liquidity Facility FHLMC) (a)	9,750,000	9,750,000
New York State Local Government Assistance Corp. Revenue, Series A, 0.35%, 4/1/22, (Credit Support GO of Corp., LOC Bayerische Landesbank, Westdeutsche Landesbank) (a)	10,000,000	10,000,000
New York State Power Authority, Finance & Administration GO, 1.60%, 3/1/20, (Liquidity Facility Bank of Nova Scotia) (a)	11,000,000	11,000,000
New York State Urban Development Corp. Revenue, Series A5, 0.30%, 1/1/30, (LOC TD Banknorth N.A.) (a)	2,000,000	2,000,000
Newburgh IDA Civic Facility Revenue, 1.30%, 10/1/30, (LOC KeyBank N.A.) (a)	3,400,000	3,400,000
Oneida County IDA Civic Facility Revenue, 1.30%, 11/1/37, (LOC KeyBank N.A.) (a)	7,015,000	7,015,000
Oneida County IDA Civic Facility Revenue, 1.30%, 11/1/37, (LOC KeyBank N.A.) (a)	3,000,000	3,000,000
Onondaga County IDA Civic Facility Revenue, Series A, 1.30%, 1/1/23, (LOC KeyBank N.A.) (a)	7,120,000	7,120,000
Onondaga County IDA Civic Facility Revenue, Series A, 1.30%, 7/1/33, (LOC KeyBank N.A.) (a)	4,000,000	4,000,000
Onondaga County IDA Revenue, Series B, 0.20%, 7/1/37, (LOC JP Morgan Chase Bank) (a)	1,940,000	1,940,000
Orange County IDA Civic Facility Revenue, 1.30%, 7/1/32, (LOC KeyBank N.A.) (a)	3,900,000	3,900,000
Oswego County IDA Civic Facility Revenue, 0.60%, 6/1/14, AMT, (LOC Fleet National Bank) (a)	1,195,000	1,195,000
Port Chester IDA Revenue, 0.50%, 9/1/21, AMT, (LOC JP Morgan Chase & Co) (a)(b)	3,170,000	3,170,000
Saratoga County IDA Civic Facility Revenue, Series A, 1.30%, 12/1/32, (LOC KeyBank N.A.) (a)	7,900,000	7,900,000
Saratoga County IDA Civic Facility Revenue, Series A, 0.65%, 12/1/36, (LOC Citizens Bank N.A.) (a)	4,045,000	4,045,000
Schenectady County IDA Revenue, Series A, 0.35%, 6/1/09, (LOC Fleet Bank of New York) (a)	900,000	900,000
St. Lawrence County IDA, 1.30%, 12/1/31, (LOC KeyBank N.A.) (a)	5,620,000	5,620,000
Suffolk County IDA, 0.60%, 8/1/18, AMT, (LOC Chase Manhattan Bank) (a)	2,720,000	2,720,000
Suffolk County Water Authority, 0.20%, 12/1/09, (SpA Bank of Nova Scotia) (a)	1,200,000	1,200,000
Syracuse IDA Civic Facility Revenue, Series A, 1.30%, 1/1/23, (LOC KeyBank N.A.) (a)	9,600,000	9,600,000
Triborough Bridge & Tunnel Authority Revenue, Series C, 0.55%, 1/1/32, (LOC Bayerische Landesbank) (a)	14,700,000	14,700,000
Triborough Bridge & Tunnel Authority Revenue, Sub-series CD, 1.65%, 1/1/19, (Credit Support FSA, SpA Lloyds TSB Bank plc) (a)	15,000,000	15,000,000
Troy IDA Civic Facility Revenue, Series B, 0.45%, 9/1/37, (LOC Bank of America N.A.) (a)	10,000,000	10,000,000
Troy IDA Civic Facility Revenue, Series C, 0.35%, 9/1/42, (LOC Allied Irish Bank plc) (a)	15,000,000	15,000,000
Ulster County IDA Civic Facility Revenue, Series A, 1.20%, 7/1/21, AMT, (LOC TD Banknorth N.A., ABN Amro Bank N.V.) (a)	1,105,000	1,105,000
Westchester County IDA Civic Facility Revenue, 0.58%, 12/1/32, (LOC Allied Irish Bank plc) (a)	5,890,000	5,890,000

		882,990,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $882,990,000)		882,990,000

Tax-Free Notes And Commercial Paper – 10.1%
New York – 10.1%
Long Island Power Authority, Series CP-1, 0.55%, 7/9/09	10,200,000	10,200,000
New York City Municipal Water Industry Regional Authority, 0.40%, 2/10/09	20,000,000	20,000,000
New York City Municipal Water Industry Regional Authority, 0.35%, 3/13/09	42,500,000	42,500,000
New York State Industry Regional Authority, 1.10%, 2/3/09	15,000,000	15,000,000
New York State Industry Regional Authority, 0.55%, 3/2/09	10,500,000	10,500,000
New York State Industry Regional Authority, 0.80%, 3/2/09	2,500,000	2,500,000
New York State Industry Regional Authority, 0.55%, 4/1/09	10,000,000	10,000,000

		110,700,000

TOTAL TAX-FREE NOTES AND COMMERCIAL PAPER (COST $110,700,000)		110,700,000

Investment Companies – 9.2%
BlackRock Liquidity New York Money Fund, Portfolio Institutional Shares, 0.53% (c)	48,923,327	48,923,327
JPMorgan New York Municipal Money Market Fund, 0.16% (c)	100,000	100,000
Northern Institutional Tax Exempt Portfolio, Shares Class, 0.46% (c)	52,145,386	52,145,386

TOTAL INVESTMENT COMPANIES (COST $101,168,713)		101,168,713

TOTAL INVESTMENTS (COST $1,094,858,713) — 99.9%		1,094,858,713

Percentages indicated are based on net assets of $1,095,434,181.

(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2009. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)

Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c)	The rates presented represent the annualized one-day yield that was in effect on January 31, 2009.

AMT	Interest on security is subject to federal alternative minimum tax. Represents 8.67% of net assets.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GO	General Obligation
IDA	Industrial Development Agency
LOC	Letter of Credit
PLC	Public Limited Co.
SPA	Standby Purchase Agreement
XLCA	XL Capital Assurance

See notes to schedules of portfolio investments.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Principal Amount ($)	Value ($)
Variable Rate Demand Notes – 47.8%
Alabama – 0.8%
Birmingham Alabama Medical Clinic Board Revenue, 0.54%, 12/1/26, (LOC SunTrust Bank) (a)	2,000,000	2,000,000

Arizona – 1.0%
Apache County Arizona Industrial Development Authority Revenue, Series 83C, 0.45%, 12/15/18, (LOC Bank of New York) (a)	700,000	700,000
Apache County Arizona Industrial Development Authority Revenue, Series 83A, 0.45%, 12/15/18, (LOC ABN AMRO Bank N.V.) (a)	600,000	600,000
Yuma Arizona Industrial Development Authority Multi- family Revenue, 0.55%, 4/15/33, (Credit Support FNMA) (a)	1,050,000	1,050,000

		2,350,000

California – 5.0%
ABAG Finance Authority for Nonprofit Corps. Revenue, Series A, 0.33%, 4/1/35, (LOC Allied Irish Bank plc) (a)	1,670,000	1,670,000
ABAG Finance Authority for Nonprofit Corps. Revenue, 0.33%, 9/1/36, (LOC Allied Irish Bank plc) (a)	1,525,000	1,525,000
California State Department of Water Resources Power Supply Revenue, Series C-1, 0.80%, 5/1/22, (LOC Dexia Credit Local) (a)	3,500,000	3,500,000
California State Department of Water Resources Power Supply Revenue, Sub-series G-7, 1.20%, 5/1/17, (Credit Support FSA, SPA Societe Generale) (a)	1,600,000	1,600,000
Northern California Transmission Agency Revenue, 2.00%, 5/1/24, (LOC FSA, SpA Dexia Credit Local) (a)	1,110,000	1,110,000
San Jose California Financing Authority Lease Revenue, Series C, 0.23%, 6/1/27, (LOC Bank of Nova Scotia) (a)	2,700,000	2,700,000

		12,105,000

Colorado – 1.6%
Denver Colorado City & County Airport Revenue, Series F, 0.55%, 11/15/25, AMT, (LOC Lloyds TSB Bank plc) (a)	3,850,000	3,850,000

Florida – 3.3%
Broward County Florida Housing Finance Authority Multi-family Housing Revenue, 0.45%, 12/1/29, (Credit Support Freddie Mac) (a)	2,000,000	1,999,982
Broward County Florida School Board Certificates of Participation, 0.45%, 7/1/21, (Credit Support FSA, SpA Bank of America N.A.) (a)	2,000,000	2,000,000
Highlands County Florida Health Facilities Authority Revenue, Series B, 0.50%, 11/15/09, (LOC SunTrust Bank) (a)	405,000	405,000
Orange County Florida Housing Finance Authority Multi-family Revenue, 0.45%, 7/1/32, (Credit Support Freddie Mac) (a)	1,000,000	999,981
Seminole County Florida Industrial Development Authority Healthcare Facilities Revenue, 1.15%, 12/1/25, (LOC Fifth Third Bank) (a)	1,800,000	1,800,000
Volusia County Florida Housing Finance Authority Multi-family Revenue, 0.45%, 10/15/32, (Credit Support FNMA) (a)	700,000	699,998

		7,904,961

Georgia – 3.2%
De Kalb County Georgia Housing Authority Multi-family Housing Revenue, 0.55%, 12/1/25, (Credit Support Freddie Mac) (a)	2,000,000	2,000,000
Georgia State Ports Authority Revenue, 0.54%, 8/1/11, (LOC SunTrust Bank) (a)	1,000,000	1,000,000
Gwinnett County Georgia Hospital Authority Revenue, Series B, 0.47%, 7/1/42, (LOC SunTrust Bank) (a)	2,000,000	2,000,000
Roswell Georgia Housing Authority Multi-family Revenue, 0.55%, 6/15/25, (Credit Support FNMA) (a)	1,400,000	1,400,000
Roswell Georgia Housing Authority Multi-family Revenue, 0.55%, 11/15/32, (Credit Support FNMA) (a)	1,300,000	1,300,000

		7,700,000

Illinois – 5.5%
Chicago Illinois O’Hare International Airport Revenue, Series B, 0.70%, 1/1/18, AMT, (LOC Societe Generale) (a)	1,800,000	1,800,000
Chicago Illinois O’Hare International Airport Revenue, Series C, 0.60%, 1/1/18, (LOC Societe Generale) (a)	1,800,000	1,800,000
Elmhurst Illinois Revenue, 0.35%, 7/1/18, (LOC JP Morgan Chase Bank) (a)	2,000,000	2,000,000
Illinois Development Finance Authority Revenue, 0.40%, 12/1/28, (LOC Northern Trust Co.) (a)	1,300,000	1,300,000
Illinois Development Finance Authority Revenue, 0.50%, 6/1/37, (LOC Bank One N.A.) (a)	2,000,000	2,000,000
Illinois Finance Authority Revenue, 0.50%, 3/1/36, (LOC JP Morgan Chase Bank) (a)	1,300,000	1,300,000
Illinois Finance Authority Revenue, 0.50%, 4/1/37, (LOC JP Morgan Chase Bank) (a)	600,000	600,000
Illinois Finance Authority Revenue, 0.50%, 12/1/37, (LOC JP Morgan Chase Bank) (a)	900,000	900,000

Illinois Finance Authority Revenue, Series B, 0.40%, 1/1/16, (LOC JP Morgan Chase Bank) (a)	1,655,000	1,655,000

		13,355,000

Indiana – 0.4%
Indiana Municipal Power Agency Power Supply System Revenue, 1.00%, 1/1/18, (LOC Dexia Credit) (a)	1,040,000	1,040,000

Iowa – 0.5%
Iowa Higher Education Loan Authority Revenue, 0.75%, 10/1/33, (LOC Allied Irish Bank plc) (a)	1,200,000	1,200,000

Kentucky – 2.7%
Henderson County Kentucky Industrial Development Revenue, 1.80%, 11/1/19, AMT, (LOC Fifth Third Bank) (a)	1,830,000	1,830,000
Lexington-Fayette Urban County Kentucky Government Industrial Building Revenue, 1.15%, 3/1/35, (LOC Fifth Third Bank) (a)	3,000,000	3,000,000
Madison County Kentucky Economic Development Revenue, 1.15%, 8/1/18, (LOC Fifth Third Bank) (a)	1,770,000	1,770,000

		6,600,000

Louisiana – 1.7%
Louisiana Housing Finance Agency Revenue, 0.55%, 12/1/25, (LOC Societe Generale) (a)	4,000,000	4,000,000

Maryland – 1.5%
Baltimore Maryland Industrial Development Authority Revenue, 0.55%, 8/1/16, (LOC Bayerische Landesbank) (a)	1,725,000	1,725,000
Maryland State Health & Higher Educational Facilities Authority Revenue, 0.54%, 7/1/38, (LOC UBS AG) (a)	2,000,000	2,000,000

		3,725,000

Michigan – 1.2%
Ann Arbor Michigan Economic Development Corp. Ltd. Obligation Revenue, 1.15%, 4/1/34, (LOC Fifth Third Bank) (a)	1,100,000	1,100,000
Detroit Michigan Economic Development Corp. Revenue, Series A, 0.45%, 5/1/09, (LOC Deutsche Bank AG) (a)	785,000	785,000
Michigan State Hospital Finance Authority Revenue, Series B, 0.55%, 11/15/40, (LOC Landesbank Hessen - Thuringen) (a)	1,000,000	1,000,000

		2,885,000

Minnesota – 2.6%
Bloomington Minnesota Housing Revenue, 0.55%, 7/1/38, (LOC Freddie Mac) (a)	2,000,000	2,000,000
Oakdale Minnesota Multi-family Revenue, 0.65%, 6/1/45, AMT, (LOC Freddie Mac) (a)	2,000,000	2,000,000
Robbinsdale Minnesota Revenue, Series A-1, 0.55%, 5/1/33, (LOC Wells Fargo Bank N.A.) (a)	2,400,000	2,400,000

		6,400,000

Missouri – 0.8%
Missouri State Health & Educational Facilities Authority Revenue, 0.55%, 8/1/37, (LOC U.S. Bank N.A.) (a)	2,000,000	2,000,000

Nebraska – 1.5%
Lancaster County Nebraska Hospital Authority No. 1 Hospital Revenue, Series B-1, 0.70%, 6/1/31, (LOC U.S. Bank N.A.) (a)	5,000	5,000
Lancaster County Nebraska Hospital Authority No. 1 Hospital Revenue, Series B-2, 0.55%, 6/1/31, (LOC U.S. Bank N.A.) (a)	2,500,000	2,500,000
Saline County Nebraska Hospital Authority No. 1 Hospital Revenue, Series C, 0.55%, 6/1/31, (LOC U.S. Bank N.A.) (a)	1,075,000	1,075,000

		3,580,000

New Jersey – 1.2%
New Jersey State Educational Facilities Authority Revenue, Series F, 0.25%, 7/1/36, (LOC RBS Citizens N.A.) (a)	3,000,000	3,000,000

New Mexico – 0.2%
Farmington New Mexico Hospital Revenue, 0.47%, 6/1/28, (LOC Bank of Nova Scotia) (a)	500,000	500,000

Ohio – 4.4%
Cleveland-Cuyahoga County Ohio Port Authority Revenue, 0.35%, 1/1/37, (LOC JP Morgan Chase Bank) (a)	875,000	875,000
Hamilton County Ohio Health Care Facilities Revenue, Series B, 0.60%, 6/1/35, (LOC KeyBank N.A.) (a)	1,000,000	1,000,000
Kent State University Ohio Revenue, 0.85%, 5/1/28, (LOC KeyBank N.A.) (a)	1,000,000	1,000,000
Lorain County Ohio Hospital Revenue, 0.45%, 11/1/21, (LOC JP Morgan Chase Bank) (a)	1,000,000	1,000,000
Ohio State Higher Educational Facility Commission Revenue, Series E, 0.55%, 1/15/35, (LOC RBS Citizens N.A.) (a)	4,000,000	4,000,000
Ohio State Water Development Authority Pollution Control Facilities Revenue, Series A, 0.40%, 8/1/29, (LOC Barclays Bank plc) (a)	1,000,000	1,000,000
Parma Ohio Healthcare Facilities Revenue, 3.15%, 10/1/29, (LOC RBS Citizens N.A.) (a)	1,800,000	1,800,000

		10,675,000

Pennsylvania – 1.6%
Beaver County Pennsylvania Industrial Development Authority Pollution Control Revenue, 0.40%, 4/1/41, (LOC Barclays Bank plc) (a)	700,000	700,000

Beaver County Pennsylvania Industrial Development Authority Pollution Control Revenue, Series A, 0.45%, 1/1/35, (LOC Barclays Bank plc) (a)	1,500,000	1,500,000
Delaware Valley Pennsylvania Regional Financing Authority Local Government Revenue, 0.55%, 8/1/16, (LOC Bayerische Landesbank) (a)	1,700,000	1,700,000

		3,900,000

Tennessee – 1.3%
Hamilton County Tennessee Industrial Development Board IDR, 0.45%, 3/1/15, (LOC Bank of America N.A.) (a)(b)	1,050,000	1,050,000
Jackson Tennessee Health Educational & Housing Facility Board Multi-family Revenue, 0.45%, 5/15/31, (Credit Support FNMA) (a)	1,375,000	1,375,000
Metropolitan Government Nashville & Davidson County IDR, 0.45%, 2/15/34, (Credit Support FNMA) (a)	800,000	800,000

		3,225,000

Texas – 1.3%
Garland Texas Industrial Development Authority Revenue, 0.50%, 12/1/14, (LOC Wells Fargo Bank N.A.) (a)(b)	1,625,000	1,625,000
Tarrant County Texas Housing Finance Corp. Revenue, 0.55%, 2/15/36, (Credit Support FNMA) (a)	1,400,000	1,400,000

		3,025,000

Vermont – 1.2%
Vermont Housing Finance Agency Single Family Revenue, Series 21A, 5.00%, 11/1/34, AMT, (Credit Support FSA, SpA Dexia Credit Local) (a)	915,000	915,000
Vermont State Student Assistance Corp. Education Loan Revenue, Series C-1, 0.40%, 12/15/40, AMT, (LOC Lloyds Bank) (a)	2,000,000	2,000,000

		2,915,000

Washington – 1.7%
Washington State Health Care Facilities Authority Lease Revenue, 0.45%, 1/1/32, (LOC BNP Paribas) (a)	1,000,000	1,000,000
Washington State Health Care Facilities Authority Revenue, 0.75%, 11/15/26, (LOC Citibank N.A.) (a)(b)	1,500,000	1,500,000
Washington State Housing Finance Commission Nonprofit Revenue, 0.85%, 4/1/43, (LOC KeyBank N.A.) (a)	1,500,000	1,500,000

		4,000,000

Wisconsin – 0.8%
Wisconsin State Health & Educational Facilities Authority Revenue, Series B, 0.46%, 8/15/33, (LOC U.S. Bank N.A.) (a)	1,990,000	1,990,000

Wyoming – 0.8%
Sweetwater County Wyoming Hospital Revenue, Series B, 0.76%, 9/1/37, (LOC KeyBank N.A.) (a)	2,000,000	2,000,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $115,924,961)		115,924,961

Commercial Paper And Notes – 10.7%
Colorado – 1.2%
Denver City & County, 0.70%, 2/5/09	3,000,000	3,000,000

Connecticut – 1.5%
City of New Haven Connecticut, 1.06%, 4/2/09	3,680,000	3,680,000

Florida – 0.4%
Florida Local Government Finance Commission, 2.75%, 2/3/09	1,075,000	1,075,000

Georgia – 1.8%
Municipal Electric Authority Georgia, 2.55%, 3/10/09	4,400,000	4,400,000

Pennsylvania – 1.7%
Montgomery Country Pennsylvania Industrial Pollution Control Revenue, 0.70%, 5/4/09	2,000,000	2,000,000
Montgomery Country Pennsylvania Industrial Pollution Control Revenue, 0.70%, 5/7/09	2,000,000	2,000,000

		4,000,000

Texas – 3.0%
Harris County Texas, 0.55%, 3/9/09	1,500,000	1,500,000
Harris County Texas, 0.35%, 3/11/09	1,690,000	1,690,000
Houston Texas, 0.65%, 2/5/09	4,000,000	4,000,000

		7,190,000

Wisconsin – 1.1%
City of Milwaukee, 0.70%, 3/4/09	1,000,000	1,000,000
City of Milwaukee, 0.70%, 3/4/09	1,600,000	1,600,000

		2,600,000

TOTAL COMMERCIAL PAPER AND NOTES (COST $25,945,000)		25,945,000

Tax-Free Notes And Commercial Paper – 3.0%
California – 1.6%
San Diego County Regional Airport, 0.75%, 3/12/09	3,750,000	3,750,000

Florida – 0.8%
Hillsborough County Florida, Series A, 1.65%, 4/23/09, (LOC State Street B&T Co.)	2,000,000	2,000,000

Wyoming – 0.6%
Sweetwater County Wyoming Pollution Control Revenue, Series 88-A, 1.60%, 2/3/09, (LOC Barclays Bank plc)	1,500,000	1,500,000

TOTAL TAX-FREE NOTES AND COMMERCIAL PAPER (COST $7,250,000)		7,250,000

Municipal Bonds – 33.8%
Alabama – 0.9%
Mobile Alabama Industrial Development Board Dock & Wharf Revenue, Series A, 0.55%, 6/1/32, (LOC Bayerische Landesbank) (a)	2,200,000	2,200,000

Arizona – 0.8%
Salt River Pima - Maricopa Indian Community Revenue, 0.45%, 10/1/26, (LOC Bank of America N.A.) (a)	2,000,000	2,000,000

Colorado – 1.7%
Moffat County Colorado Pollution Control Revenue, 0.40%, 5/1/13, (LOC Wells Fargo Bank N.A.) (a)	1,500,000	1,500,000
Thornton Colorado Multi-family Housing Revenue, Series A, 0.45%, 4/1/10, (Credit Support FHLMC, Liquid Facility FHLMC) (a)	2,500,000	2,500,000

		4,000,000

Florida – 0.5%
Florida Housing Finance Corp. Multi- family Mortgage Revenue, Series P, 0.63%, 8/1/35, AMT, (LOC Citibank N.A.) (a)	1,100,000	1,100,000

Hawaii – 0.8%
Honolulu City & County GO, 0.40%, 4/7/09	2,000,000	2,000,000

Illinois – 1.2%
Illinois Educational Facilities Authority Revenue, 0.45%, 3/1/28, (Credit Support GO of Institution, LOC Bank of America N.A.) (a)	2,865,000	2,865,000

Indiana – 4.1%
Indiana State Finance Authority Revenue, Series A, 0.55%, 7/1/36, (LOC Northern Trust Co.) (a)	2,020,000	2,020,000
Indianapolis Local Public Improvement Bond Bank Revenue, Series C-6, 3.50%, 1/1/33, AMT, (Credit Support FSA, SpA Dexia Credit Local) (a)	4,000,000	4,000,000
Indianapolis Multi-family Housing Revenue, Series A, 0.65%, 11/1/42, AMT, (LOC RBS Citizens N.A.) (a)	4,000,000	4,000,000

		10,020,000

Iowa – 0.4%
Iowa Higher Education Loan Authority Revenue, 0.73%, 5/1/29, (LOC Northern Trust Co.) (a)	400,000	400,000
Iowa Higher Education Loan Authority Revenue, 0.70%, 4/1/33, (LOC Northern Trust Co.) (a)	300,000	300,000
Iowa Higher Education Loan Authority Revenue, 0.70%, 4/1/35, (LOC Northern Trust Co.) (a)	300,000	300,000

		1,000,000

Kentucky – 0.8%
Louisville & Jefferson County Kentucky Metropolitan Government Industrial Building Revenue, 1.15%, 3/1/38, (LOC Fifth Third Bank) (a)	2,000,000	2,000,000

Maryland – 0.8%
Maryland State Economic Development Corp. Revenue, Series A, 0.70%, 4/1/24, (LOC Wachovia Bank N.A.) (a)	2,000,000	2,000,000

Massachusetts – 3.3%
Massachusetts State Health & Educational Facilities Authority Revenue, Series N, 0.70%, 2/1/38, (LOC TD Banknorth N.A.) (a)	5,900,000	5,900,000
Massachusetts State Industrial Finance Agency Mortgage Revenue, 2.50%, 8/1/26, (Credit Support FHA 221 (d) (4), LOC Sumitomo Bank Ltd.) (a)	2,200,000	2,200,000

		8,100,000

Michigan – 1.7%
Michigan State Hospital Finance Authority Revenue, 1.15%, 9/1/27, (LOC Fifth Third Bank) (a)	2,000,000	2,000,000
Michigan State Strategic Fund Ltd. Obligation Revenue, 1.15%, 7/1/28, (LOC Fifth Third Bank) (a)	2,000,000	2,000,000

		4,000,000

Minnesota – 1.7%
Minneapolis Minnesota Revenue, 0.55%, 5/1/26, (LOC U.S. Bank N.A.) (a)	4,000,000	4,000,000

Missouri – 1.2%
Missouri State Health & Educational Facilities Authority Revenue, 0.70%, 11/15/31, (Credit Support Radian, LOC Northern Trust Co.) (a)	3,000,000	3,000,000

New Hampshire – 0.6%
New Hampshire Health & Education Facilities Authority Revenue, 0.70%, 6/1/38, (LOC RBS Citizens N.A.) (a)	1,400,000	1,400,000

New Jersey – 0.8%
Salem County Pollution Control Financing Authority Revenue, Series B2, 0.45%, 11/1/33, (LOC Bank of Nova Scotia) (a)	2,000,000	2,000,000

North Carolina – 0.4%
New Hanover County North Carolina Hospital Revenue, Series B, 0.40%, 10/1/38, (LOC RBC Bank U.S.A.) (a)	1,000,000	1,000,000

Ohio – 0.8%
Ohio State Air Quality Development Authority Revenue, Series A, 0.85%, 2/1/14, (LOC Wachovia Bank N.A.) (a)	2,000,000	2,000,000

Pennsylvania – 2.5%
Delaware Valley Pennsylvania Regional Financial Authority Local Government Revenue, Series C, 0.55%, 12/1/20, (LOC Bayerische Landesbank) (a)	2,000,000	2,000,000
Haverford Township Pennsylvania School District GO, 0.47%, 3/1/30, (Credit Support State Aid Withholding, LOC TD Bank N.A.) (a)	2,000,000	2,000,000
Montgomery County Pennsylvania Industrial Development Authority Pollution Control Revenue, Series A, 0.45%, 10/1/30, (LOC Wachovia Bank N.A.) (a)	2,000,000	2,000,000

		6,000,000

Puerto Rico – 1.0%
Puerto Rico Commonwealth, Series B-2, 2.05%, 7/1/24, (Credit Support FSA, SpA Dexia Bank) (a)	2,500,000	2,500,000

South Carolina – 2.3%
North Charleston South Carolina Certificates of Participation, 0.45%, 9/1/19, (LOC Bank of America N.A.) (a)	5,500,000	5,500,000

Texas – 1.6%
Tarrant County Texas Housing Finance Corp. Revenue, 0.55%, 2/15/28, (Credit Support FNMA) (a)	3,900,000	3,900,000

Vermont – 1.8%
Vermont Economic Development Authority Revenue, Series A, 0.85%, 10/1/38, (LOC KeyBank N.A.) (a)	2,000,000	2,000,000
Vermont Educational & Health Buildings Financing Agency Revenue, Series A, 0.67%, 4/1/15, (LOC TD Banknorth N.A., SpA TD Banknorth N.A.) (a)	2,475,000	2,475,000

		4,475,000

Washington – 0.4%
Washington State Health Care Facilities Authority Revenue, Series C-2, 0.85%, 7/1/38, (LOC KeyBank N.A.) (a)	1,000,000	1,000,000

Wyoming – 1.7%
Sweetwater County Wyoming Environmental Improvement Revenue, 0.85%, 11/1/25, AMT, (LOC Barclays Bank plc) (a)	2,500,000	2,500,000
Sweetwater County Wyoming Pollution Control Revenue, 0.50%, 11/1/24, (LOC Wells Fargo Bank N.A.) (a)	1,500,000	1,500,000

		4,000,000

TOTAL MUNICIPAL BONDS (COST $82,060,000)		82,060,000

Investment Companies – 4.6%
BlackRock Liquidity Funds MuniFund Portfolio Institutional Shares, 0.75% (a)	10,432,941	10,432,941
Northern Institutional Tax Exempt Portfolio, Shares Class, 0.46% (a)	880,229	880,229

TOTAL INVESTMENT COMPANY (COST $11,313,170)		11,313,170

TOTAL INVESTMENTS (COST $242,493,131) — 99.9%		242,493,131

Percentages indicated are based on net assets of $242,695,749.

(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2009. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)

Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

AMT	Interest on security is subject to federal alternative minimum tax. Represents 9.89% of net assets.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GO	General Obligation
IDR	Industrial Development Revenue
LOC	Letter of Credit
PLC	Public Limited Co.
SPA	Standby Purchase Agreement

See notes to schedules of portfolio investments.

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Principal Amount ($)	Value ($)
U.S. Government and Government Agency Obligations – 57.0%
Federal Farm Credit Bank – 18.0%
4.13%, 4/15/09	9,535,000	9,610,784
0.21%, 5/11/09 (a)	150,000,000	149,996,110
0.35%, 5/15/09 (a)	300,000,000	300,000,000
0.25%, 5/26/09 (b)	50,000,000	49,960,417
0.25%, 5/28/09 (b)	75,000,000	74,939,583
0.21%, 6/8/09 (a)	100,000,000	99,996,673
0.41%, 6/10/09 (b)	10,000,000	9,985,667
1.64%, 6/17/09 (b)	100,000,000	99,395,556
1.69%, 6/19/09 (b)	25,000,000	24,841,875
2.81%, 7/13/09 (b)	74,000,000	73,100,900
0.36%, 7/17/09 (b)	50,000,000	49,919,306
0.32%, 7/22/09 (a)	25,000,000	24,995,287
0.56%, 7/22/09 (b)	150,000,000	149,608,125
0.46%, 8/17/09 (b)	50,000,000	49,876,875
1.96%, 9/14/09 (b)	50,000,000	49,406,250
1.70%, 9/21/09 (b)	30,000,000	29,681,000
2.01%, 10/7/09 (b)	50,000,000	49,328,333
0.25%, 10/14/09 (a)	68,000,000	68,000,000
0.26%, 10/21/09 (a)	150,000,000	149,989,322
5.00%, 10/23/09	101,000,000	103,502,455
0.31%, 11/16/09 (a)	200,000,000	200,000,000
0.66%, 11/20/09 (b)	125,000,000	124,340,972
1.11%, 12/9/09 (b)	250,000,000	247,667,500
1.00%, 12/30/09, Callable 3/30/09 @100	50,000,000	50,000,000

		2,238,142,990

Federal Home Loan Bank – 39.0%
0.09%, 2/6/09 (b)	400,000,000	399,995,000
0.12%, 2/11/09 (b)	250,000,000	249,991,667
2.12%, 2/18/09 (a)	200,000,000	200,000,000
0.41%, 2/19/09 (a)	112,000,000	112,003,136
0.21%, 2/20/09 (b)	250,000,000	249,972,556
0.71%, 3/4/09 (b)	150,000,000	149,909,583
2.35%, 3/6/09 (b)	200,000,000	199,578,333
2.36%, 3/10/09 (b)	200,000,000	199,527,222
2.38%, 4/7/09	41,545,000	41,552,351
3.19%, 4/15/09 (b)	200,000,000	198,742,778
2.63%, 4/30/09	34,835,000	34,838,020
2.57%, 5/5/09	90,000,000	90,067,886
2.65%, 5/6/09	50,000,000	50,000,000
2.48%, 5/7/09	46,095,000	46,116,916
2.75%, 5/7/09	18,550,000	18,570,979
2.00%, 5/13/09 (a)	200,000,000	199,773,481
2.04%, 5/20/09 (a)	45,000,000	44,996,630
2.72%, 8/5/09 (a)	100,000,000	99,984,997
2.72%, 8/5/09 (a)	500,000,000	499,679,809
2.37%, 8/7/09 (a)	300,000,000	300,023,645
0.38%, 9/4/09 (a)	470,000,000	470,000,000
1.39%, 10/5/09 (a)	400,000,000	400,027,107
0.25%, 10/16/09 (a)	300,000,000	299,957,792
0.28%, 4/16/10 (a)	300,000,000	300,000,000

		4,855,309,888

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (COST $7,093,452,878)		7,093,452,878

Repurchase Agreements – 43.8%
Bank of America Corp., purchased on 1/9/09, 0.25%, due 3/10/09 with a maturity value of $250,104,167 (Collateralized fully by various U.S. Government and Government Agency Obligations)	250,000,000	250,000,000
BNP Paribas, purchased on 1/14/09, 0.25%, due 4/14/09 with a maturity value of $500,312,500 (Collateralized fully by various U.S. Government and Government Agency Obligations)	500,000,000	500,000,000
BNP Paribas, purchased on 1/26/09, 0.30%, due 2/25/09 with a maturity value of $250,062,500 (Collateralized fully by various U.S. Government and Government Agency Obligations)	250,000,000	250,000,000
BNP Paribas, purchased on 1/30/09, 0.27%, due 2/2/09 with a maturity value of $850,019,125 (Collateralized fully by various U.S. Government and Government Agency Obligations)	850,000,000	850,000,000
BNP Paribas, purchased on 1/30/09, 0.28%, due 3/4/09 with a maturity value of $250,064,166 (Collateralized fully by various U.S. Government and Government Agency Obligations)	250,000,000	250,000,000
BNP Paribas, purchased on 1/30/09, 0.30%, due 2/2/09 with a maturity value of $371,009,275 (Collateralized fully by various U.S. Government and Government Agency Obligations)	371,000,000	371,000,000
Deutsche Bank, purchased on 1/30/09, 0.29%, due 2/2/09 with a maturity value of $250,006,042 (Collateralized fully by various U.S. Government and Government Agency Obligations)	250,000,000	250,000,000
Goldman Sachs, purchased on 1/30/09, 0.29%, due 2/2/09 with a maturity value of $500,012,083 (Collateralized fully by various U.S. Government and Government Agency Obligations)	500,000,000	500,000,000
Goldman Sachs, purchased on 1/30/09, 0.31%, due 2/2/09 with a maturity value of $200,005,167 (Collateralized fully by various U.S. Government and Government Agency Obligations)	200,000,000	200,000,000
Greenwich Capital Market, purchased on 1/12/09, 0.15%, due 2/13/09 with a maturity value of $250,033,333 (Collateralized fully by various U.S. Government and Government Agency Obligations)	250,000,000	250,000,000

Greenwich Capital Market, purchased on 1/14/09, 0.22%, due 2/18/09 with a maturity value of $250,053,472 (Collateralized fully by various U.S. Government and Government Agency Obligations)	250,000,000	250,000,000
Greenwich Capital Market, purchased on 1/23/09, 0.24%, due 3/2/09 with a maturity value of $250,063,333 (Collateralized fully by various U.S. Government and Government Agency Obligations)	250,000,000	250,000,000
Greenwich Capital Market, purchased on 1/26/09, 0.28%, due 2/26/09 with a maturity value of $250,060,278 (Collateralized fully by various U.S. Government and Government Agency Obligations)	250,000,000	250,000,000
Greenwich Capital Market, purchased on 1/30/09, 0.27%, due 2/2/09 with a maturity value of $250,005,625 (Collateralized fully by various U.S. Government and Government Agency Obligations)	250,000,000	250,000,000
Mizuho, purchased on 1/30/09, 0.24%, due 2/2/09 with a maturity value of $250,005,000 (Collateralized fully by various U.S. Government and Government Agency Obligations)	250,000,000	250,000,000
Morgan Stanley, purchased on 1/30/09, 0.16%, due 2/2/09 with a maturity value of $125,001,667 (Collateralized fully by various U.S. Government and Government Agency Obligations)	125,000,000	125,000,000
Morgan Stanley, purchased on 1/30/09, 0.26%, due 2/2/09 with a maturity value of $400,008,667 (Collateralized fully by various U.S. Government and Government Agency Obligations)	400,000,000	400,000,000

TOTAL REPURCHASE AGREEMENTS (COST $5,446,000,000)		5,446,000,000

TOTAL INVESTMENTS (COST $12,539,452,878) — 100.8%		12,539,452,878

Percentages indicated are based on net assets of $12,438,316,918.

(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2009. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	Discount note. Rate presented represents the effective yield at time of purchase.

See notes to schedules of portfolio investments.

HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Principal Amount ($)	Value($)
U.S. Treasury Obligations— 81.9%
0.25%, 2/5/09 (a)	1,319,000,000	1,318,990,122
0.68%, 2/12/09 (a)	150,000,000	149,973,765
0.26%, 2/19/09 (a)	295,000,000	294,955,725
1.86%, 2/26/09 (a)	25,000,000	24,968,064
4.75%, 2/28/09	25,000,000	25,051,460
0.06%, 3/5/09 (a)	500,000,000	499,973,493
1.85%, 3/12/09 (a)	25,000,000	24,950,316
0.25%, 3/19/09 (a)	400,000,000	399,893,404
1.00%, 4/2/09 (a)	25,000,000	24,958,604
3.13%, 4/15/09	100,000,000	100,565,510
0.37%, 4/23/09 (a)	150,000,000	149,864,579
0.71%, 4/29/09 (a)	181,500,000	181,240,565
0.43%, 4/30/09 (a)	145,000,000	144,850,767
0.55%, 5/7/09 (a)	155,000,000	154,763,826
0.51%, 5/14/09 (a)	150,000,000	149,758,600
0.65%, 5/15/09 (a)	275,000,000	274,571,441
4.88%, 5/15/09	38,000,000	38,483,005
0.41%, 5/21/09 (a)	185,000,000	184,695,042
0.25%, 5/28/09 (a)	185,000,000	184,840,154
0.49%, 6/4/09 (a)	185,000,000	184,687,136
0.30%, 6/11/09 (a)	50,000,000	49,945,833
0.18%, 6/24/09 (a)	75,000,000	74,946,524
0.30%, 7/16/09 (a)	350,000,000	349,529,979
0.32%, 7/23/09 (a)	175,000,000	174,731,190
0.34%, 7/30/09 (a)	200,000,000	199,667,358
1.01%, 10/22/09 (a)	25,000,000	24,817,361

		5,385,673,823

TOTAL INVESTMENTS (COST $5,385,673,823) — 81.9%		5,385,673,823

Percentages indicated are based on net assets of $6,573,851,015.

(a)	Discount note. Rate presented represents the effective yield at time of purchase.

See notes to schedules of portfolio investments.

HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Shares or Principal Amount ($)	Value ($)
Certificates of Deposit – 0.1%
Banking – 0.1%
First Tennessee Bank, 2.01%, 12/17/09 (a)(h)	100,000	99,344

TOTAL CERTIFICATES OF DEPOSIT (COST $96,074)		99,344

U.S. Government and Government Agency Obligations – 46.7%
Federal Home Loan Mortgage Corp. – 13.2%
Pool #C00368, 8.50%, 10/1/24	23,717	25,598
Pool #D62926, 6.50%, 8/1/25	18,828	19,832
Pool #C80387, 6.50%, 4/1/26	22,533	23,720
Pool #C00922, 8.00%, 2/1/30	139,655	148,127
Pool #C54447, 7.00%, 7/1/31	25,395	26,912
Pool #G01317, 7.00%, 10/1/31	111,048	117,685
Pool #C60712, 6.50%, 11/1/31	469,811	493,106
Pool #847557, 4.42%, 7/1/34 (a)	567,566	574,411
Pool #1B2655, 4.96%, 12/1/34 (a)(h)	436,443	441,852
Pool #1J1313, 6.36%, 6/1/36 (a)	1,056,789	1,095,205
Pool #G02981, 6.00%, 6/1/37	950,763	981,926
TBA February, 5.50%, 2/19/18	950,000	979,094
TBA February, 5.00%, 2/15/22	3,865,000	3,951,963
TBA February, 5.00%, 2/15/37	1,100,000	1,116,843

		9,996,274

Federal National Mortgage Association – 22.5%
Pool #398958, 6.50%, 10/1/12	20,217	21,130
Pool #329655, 7.00%, 11/1/25	21,531	22,872
Pool #329530, 7.00%, 12/1/25	46,162	49,039
Pool #535332, 8.50%, 4/1/30	33,044	35,706
Pool #548965, 8.50%, 7/1/30	37,840	40,884
Pool #535440, 8.50%, 8/1/30	37,456	40,470
Pool #253438, 8.50%, 9/1/30	29,944	32,353
Pool #568486, 7.00%, 1/1/31	37,800	40,171
Pool #573752, 8.50%, 2/1/31	28,475	30,766
Pool #575328, 6.50%, 4/1/31	47,800	50,176
Pool #356905, 5.13%, 10/1/36 (a)	139,701	140,425
Pool #922090, 5.84%, 3/1/37 (a)	1,671,425	1,731,484
Pool #256723, 6.50%, 5/1/37	941,981	982,467
TBA February, 5.50%, 2/15/37	8,690,000	8,893,676
TBA February, 6.00%, 2/15/37	4,800,000	4,947,000

		17,058,619

Government National Mortgage Association – 7.3%
Pool #346406, 7.50%, 2/15/23	40,673	43,339
Pool #412530, 7.50%, 12/15/25	65,395	69,718
Pool #781300, 7.00%, 6/15/31	107,391	114,938
TBA February, 5.00%, 2/15/37	2,800,000	2,853,374
TBA February, 5.50%, 2/15/37	610,000	624,869
TBA February, 6.00%, 2/15/37	1,680,000	1,728,300

		5,434,538

U.S. Treasury Bonds – 2.7%
5.00%, 5/15/37	1,685,000	2,076,763

U.S. Treasury Notes – 1.0%
4.00%, 8/15/18	715,000	784,936

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (COST $35,190,029)		35,351,130

Corporate Obligations – 43.0%
Agricultural Chemicals – 1.5%
Agrium, Inc., 6.75%, 1/15/19	600,000	561,878
Cargill, Inc., 5.60%, 9/15/12 (b)	600,000	584,543

		1,146,421

Banking – 0.9%
American Express Centurion Bank, 5.95%, 6/12/17	700,000	648,252

Building & Construction Products – 1.4%
Martin Marietta Materials, Inc., 1.32%, 4/30/10 (a)(h)	600,000	530,905
Masco Corp., 2.40%, 3/12/10 (a)(h)	550,000	489,499

		1,020,404

Cable Television – 0.9%
Time Warner Cable, Inc., 7.30%, 7/1/38	625,000	649,946

Chemicals – 0.1%
Chemtura Corp., 6.88%, 6/1/16	175,000	56,875

Computer Services – 1.0%
Electronic Data Systems, Series B, 6.00%, 8/1/13	700,000	743,438

Consumer Products – 1.2%
Clorox Co. (The), 5.45%, 10/15/12	900,000	917,857

Electric – 5.4%
Commonwealth Edison Co., 6.45%, 1/15/38	700,000	634,263
Dominion Resources, Inc., 6.40%, 6/15/18	250,000	252,710
Duke Energy Corp., 5.65%, 6/15/13	450,000	440,423
Florida Power Corp., 5.65%, 6/15/18	550,000	574,594
MidAmerican Energy Co., 5.95%, 7/15/17	1,900,000	1,913,201
Puget Sound Energy, Inc., 6.97%, 6/1/67, Callable 6/1/17 @ 100	600,000	304,500

		4,119,691

Finance – 9.3%
American Honda Finance Corp., 4.63%, 4/2/13, MTN (b)	250,000	231,306
Bear Stearns Co., Inc., 4.50%, 10/28/10	600,000	597,595
Bear Stearns Co., Inc., Series B, 6.95%, 8/10/12, MTN	950,000	995,977
Citigroup, Inc., 6.50%, 8/19/13	225,000	214,990
Countrywide Home Loans, Series L, 4.00%, 3/22/11, MTN	1,150,000	1,120,568
Ford Motor Credit Co., LLC, 9.75%, 9/15/10	1,550,000	1,279,297
Lehman Brothers Holdings, Series I, 6.88%, 5/2/18, MTN (c)(i)	500,000	70,000
Morgan Stanley, Series F, 6.00%, 4/28/15, MTN	565,000	512,048

Preferred Term Securities Ltd., 8.79%, 9/15/30, Callable 9/15/10 @ 104.395 (e)	768,227	463,855
Wells Fargo Financial, 5.50%, 8/1/12	850,000	833,623

XTRA Finance Corp., 5.15%, 4/1/17	750,000	726,095

		7,045,354

Forestry/Paper – 0.3%
Georgia-Pacific Corp., 7.70%, 6/15/15	250,000	215,000

Gaming – 0.1%
MGM MIRAGE, Inc., 6.75%, 4/1/13	175,000	101,500

Health Services – 0.2%
Community Health Systems, Inc., 8.88%, 7/15/15, Callable 7/15/11 @ 104.44	175,000	168,437

Hospitals – 1.4%
Covidien International Finance SA, 5.45%, 10/15/12	550,000	554,305
HCA, Inc., 5.75%, 3/15/14	750,000	525,000

		1,079,305

Media – 1.1%
News America Holdings, 7.90%, 12/1/95	500,000	518,941
Vivendi, 5.75%, 4/4/13 (b)	350,000	320,406

		839,347

Media - Cable – 0.2%
Cablevision Systems Corp., Series B, 8.00%, 4/15/12	175,000	168,875

Office Equipment & Services – 0.7%
Xerox Corp., 2.60%, 12/18/09 (a)(h)	550,000	511,490

Oil & Gas – 0.2%
Pioneer Natural Resources Co., 5.88%, 7/15/16	175,000	135,820

Pipelines – 0.7%
Dynegy Holdings, Inc., 7.75%, 6/1/19	175,000	135,625
Transcontinental Gas Pipeline Corp., 6.05%, 6/15/18	450,000	403,985

		539,610

Retail – 3.2%
Kohl’s Corp., 6.25%, 12/15/17	550,000	483,608
Kroger Co. (The), 5.00%, 4/15/13	250,000	249,888
Wal-Mart Stores, Inc., 6.50%, 8/15/37	1,500,000	1,695,831

		2,429,327

Support - Services – 0.4%
Aramark Services, Inc., 8.50%, 2/1/15, Callable 2/1/11 @104.25	175,000	170,187
Iron Mountain, Inc., 8.00%, 6/15/20, Callable 6/15/13 @ 104	175,000	161,875

		332,062

Telecom - Integrated/Services – 0.2%
Qwest Corp., 7.63%, 6/15/15	175,000	158,375

Telecommunications – 6.3%
AOL Time Warner, Inc., 6.88%, 5/1/12	600,000	602,722
AOL Time Warner, Inc., 7.70%, 5/1/32	550,000	533,842
BellSouth Telecommunications, 7.00%, 12/1/95	700,000	574,551
GTE Corp., 6.84%, 4/15/18	750,000	752,229
Sprint Nextel Corp., 6.00%, 12/1/16	1,110,000	743,700
Time Warner Entertainment Co., 8.38%, 3/15/23	800,000	806,271
Verizon Communications, Inc., 6.10%, 4/15/18	750,000	760,770

		4,774,085

Transportation – 6.3%
American Airlines, Inc., Series 2001- 2, Class A1, 6.98%, 4/1/11	386,067	357,112
American Airlines, Inc., Series 2001- 2, Class A2, 7.86%, 10/1/11	1,250,000	1,093,750
Burlington North Santa Fe, 7.57%, 1/2/21	261,280	277,542
Continental Airlines, Inc., 5.98%, 4/19/22	750,000	573,750
Norfolk Southern Corp., 5.75%, 4/1/18	250,000	240,909
Union Pacific Corp., 5.75%, 11/15/17	1,200,000	1,148,922
Union Pacific Corp., 6.85%, 1/2/19	1,038,106	1,083,980

		4,775,965

TOTAL CORPORATE OBLIGATIONS (COST $35,546,095)		32,577,436

Asset Backed Securities – 18.5%
Asset Backed Funding Certificates, Series 2003-AHL1, Class A1, 3.68%, 3/25/33(h)	738,743	395,835
Cairn Mezzanine plc, Series 2007- 3A, Class B1, 3.08%, 8/13/47 (a)(e)	905,000	0
Capital Auto Receivables Asset Trust, Series 2006-SN1A, Class A4B, 0.47%, 3/20/10 (a)(b)(h)	670,055	658,822
Capital Auto Receivables Asset Trust, Series 2007-SN1, Class A3A, 5.47%, 7/15/10(h)	651,490	633,004
Capital Auto Receivables Asset Trust, Series 2007-SN1, Class A3B, 0.39%, 7/15/10 (a)(h)	757,137	715,503
Capital One Prime Auto Receivables Trust, Series 2005-1, Class A4, 0.35%, 4/15/11 (a)(h)	316,585	309,460
Capital One Prime Auto Receivables Trust, Series 2006-1, Class A3, 4.99%, 9/15/10(h)	395,472	395,483
Carmax Auto Owner Trust, Series 2008-2, Class A2B, 1.23%, 9/15/11 (a)(h)	1,400,000	1,346,610
Countrywide Asset-Backed Certificates, Series 2006-S2, Class A5, 5.75%, 7/25/27 (a)(h)	1,023,000	276,501
Countrywide Asset-Backed Certificates, Series 2006-S4, Class A3, 5.80%, 7/25/34	1,045,123	395,315
Dominos Pizza Master Issuer LLC, Series 2007-1, Class A2, 5.26%, 4/25/37 (b)	1,200,000	768,819
Duane Street CLO, Series 2007-4A, Class C, 3.13%, 11/14/21 (a)(b)	850,000	102,000
GE Business Loan Trust, Series 2006-2A, Class A, 0.51%, 11/15/34 (a)(b)	1,351,233	971,154
GMAC Mortgage Corp., Loan Trust, Series 2006-HE3, Class A3, 5.81%, 10/25/36	900,000	311,562
Hyundai Auto Receivables Trust, Series 2007-A, Class A2B, 0.68%, 1/15/10 (a)	2,354	2,351
Hyundai Auto Receivables Trust, Series 2008-A, Class A2, 4.16%, 5/16/11(h)	1,020,000	1,016,661
IOWA Student Loan Liquidity Corp., Series 2005-1, Class A1, 1.50%, 6/25/14 (a)(h)	177,705	177,039
National Collegiate Student Loan Trust, Series 2006-3, Class A1, 0.42%, 9/25/19 (a)(h)	564,864	514,270

Nissan Auto Receivables Owner Trust, Series 2006-B, Class A3, 5.16%, 2/15/10(h)	145,228	145,349
Preferred Term Securities XXII Ltd., 2.34%, 9/22/36, Callable 6/22/11 @ 100 (a)(b)	1,073,109	394,367
Residential Funding Mortgage Securities, Series 2006-HSA1, Class A5, 5.31%, 2/25/36	490,000	140,096
SLM Student Loan Trust, Series 2005-4, Class A2, 1.24%, 4/26/21 (a)(h)	490,000	457,648
SLM Student Loan Trust, Series 2005-9, Class A4, 1.26%, 1/25/23 (a)(h)	1,360,000	1,282,918
SLM Student Loan Trust, Series 2006-7, Class A2, 1.15%, 10/25/16 (a)(h)	548,836	544,575
SLM Student Loan Trust, Series 2006-9, Class A2, 1.16%, 4/25/17 (a)(h)	236,728	230,491
SLM Student Loan Trust, Series 2006-B, Class A1, 2.01%, 9/15/20 (a)(h)	1,042,210	982,414
South Carolina Student Loan Corp., Series 2008-1, Class A1, 2.70%, 9/2/14 (a)(h)	824,290	813,600

TOTAL ASSET BACKED SECURITIES (COST $19,110,972)		13,981,847

Collateralized Mortgage Obligations – 6.1%
Banc of America Mortgage Securities, Series 2005-D, Class 2A4, 4.79%, 5/25/35 (a)	893,618	835,706
Deutsche Mortgage Securities, Inc., Series 2006-WF1, Class 1A1, 5.10%, 6/26/35 (a)(b)(h)	758,472	744,045
Fannie Mae IO, Series 270, Class 2, 8.50%, 9/1/23 (d)(h)	36,152	7,868
Fannie Mae IO, Series 296, Class 2, 8.00%, 4/1/24 (d)	43,216	6,426
Fannie Mae IO, Series 306, Class IO, 8.00%, 5/1/30 (d)	51,723	8,230
Fannie Mae IO, Series 2000-16, Class PS, 8.21%, 10/25/29 (a)	23,308	1,002
Fannie Mae IO, Series 2001-4, Class SA, 7.22%, 2/17/31 (a)	167,418	15,851
FHA Weyerhauser, 7.43%, 1/1/24 (e)(g)	26,000	26,000
Freddie Mac, Series 2988, Class AF, 0.63%, 6/15/35 (a)	955,211	929,806
Freddie Mac, Series 3212, Class BK, 5.40%, 9/15/36	900,000	913,750
Freddie Mac IO, Series 1534, Class K, 7.03%, 6/15/23 (a)	114,277	10,126
Freddie Mac IO, Series 2141, Class SD, 7.82%, 4/15/29 (a)	98,170	10,953
Freddie Mac IO, Series 2247, Class SC, 7.17%, 8/15/30 (a)	47,896	4,866
Government National Mortgage Association IO, Series 1999-30, Class S, 8.27%, 8/16/29 (a)	41,833	4,897
Government National Mortgage Association IO, Series 1999-30, Class SA, 7.67%, 4/16/29 (a)	58,165	5,269
Residential Asset Securitization Trust, Series 2003-A15, Class 1A2, 0.84%, 2/25/34 (a)	1,300,524	1,060,190

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $4,832,517)		4,584,985

Commercial Mortgage Backed Securities – 8.8%
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A2, 5.38%, 10/15/49	1,100,000	927,554
Commercial Mortgage Pass - Through Certificate, Series 2005- LP5, Class AJ, 5.05%, 5/10/43	1,550,000	767,250
Commercial Mortgage Pass - Through Certificate, Series 2006- FL12, Class A2, 0.43%, 12/15/20 (a)(b)	1,427,722	1,056,819
CWCapital Cobalt, Series 2006-C1, Class A2, 5.17%, 8/15/48	1,232,000	1,029,669
DLJ Mortgage Acceptance Corp., IO, Series 1997-CF1, Class S, 1.20%, 5/15/30 (a)(d)(e)	17,423	0
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A2, 5.91%, 7/10/38 (a)	640,000	561,675
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.91%, 7/10/38 (a)	1,040,000	721,606
GS Mortgage Securities Corp., IO, Series 1997-GL, Class X2, 0.29%, 7/13/30 (a)(e)	35,488	341
Morgan Stanley Capital I, Series 2007-IQ14, Class A2, 5.61%, 4/15/49	1,380,000	1,051,276
Washington Mutual Commercial Mortgage Securities Trust, Series 2006-SL1, Class A, 5.30%, 11/23/43 (a)(b)	958,678	527,273

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $9,272,412)		6,643,463

Foreign Bonds – 0.5%
United Kingdom – 0.5%
Barclays Bank plc, 5.93%, 12/31/49 (b)	850,000	365,245

TOTAL FOREIGN BONDS (COST $861,812)		365,245

Municipal Bonds – 2.1%
Chicago Transit Authority Sales &Transfer Tax Receipts Revenue, Series A, 6.90%, 12/1/40	800,000	824,504

Connecticut State, GO, Series B, 5.00%, 4/15/18	650,000	762,912

TOTAL MUNICIPAL BONDS (COST $1,500,103)		1,587,416

Investment Company – 6.1%
Northern Institutional Diversified Assets Portfolio, Shares Class, 0.32% (f)(h)	4,627,230	4,627,230

TOTAL INVESTMENT COMPANY (COST $4,627,230)		4,627,230

TOTAL INVESTMENTS (COST $111,037,244) — 131.9%		99,818,096

Percentages indicated are based on net assets of $75,707,985.

(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2009. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)

Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c)	Non-Income Producing; Defaulted Bond.
(d)

Interest-Only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate adjusts periodically based on the pay off of the underlying mortgage. The interest rate presented represents the rates in effect on January 31, 2009. The principal amount shown is the notional amount of the underlying mortgages.

(e)

Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.65% of total net assets.

(f)	The rates presented represent the annualized one-day yield that was in effect on January 31, 2009.
(g)	Security was fair valued as of January 31, 2009. represents 0.03% of net assets.
(h)	Security held as collateral for to be announced securities.
(i)	In connection with the Lehman Brothers Holdings, Inc. bankruptcy filing announcement on September 15, 2008, the Fund stopped accruing prospective interest amounts on that date.

FHA	Federal Housing Administration
GO	General Obligation
IO	Interest-Only security. Represents 0.10% of net assets.
LLC	Limited Liability Co.
MTN	Medium Term Note
PLC	Public Limited Co.
TBA	Security was traded on a “to be announced” basis. Represents 33.15% of net assets.

See notes to schedules of portfolio investments.

HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Shares or Principal Amount ($)	Value ($)
Corporate Obligations – 88.2%
Aerospace & Defense – 0.5%
Bombardier, Inc., 8.00%, 11/15/14, Callable 11/15/10 @ 104.00 (a)	25,000	21,375
Hawker Beechcraft Acquisition Co., 8.50%, 4/1/15, Callable 4/1/11 @ 104.25	50,000	16,000
Hawker Beechcraft Acquisition Co., 9.75%, 4/1/17, Callable 4/1/12 @ 104.88	25,000	4,500

		41,875

Airline – 0.2%
DAE Aviation Holdings, Inc., 11.25%, 8/1/15, Callable 8/1/11 @ 105.62 (a)	50,000	17,500

Apparel/Textiles – 0.3%
AGY Holding Corp., 11.00%, 11/15/14, Callable 11/15/10 @ 105.50	50,000	26,750

Auto Loans – 2.0%
Ford Motor Credit Co., 7.38%, 10/28/09	150,000	134,446
Ford Motor Credit Co., 7.38%, 2/1/11	50,000	37,358

		171,804

Auto Parts & Equipment – 1.8%
Altra Industrial Motion, Inc., 9.00%, 12/1/11, Callable 3/13/09 @ 104.50	50,000	48,250
Cooper Tire & Rubber Co., 8.00%, 12/15/19	50,000	23,500
Cooper-Standard Automotive, Inc., 8.38%, 12/15/14, Callable 12/15/09 @ 104.19	50,000	9,000
MSX International, 12.50%, 4/1/12, Callable 4/1/09 @ 110.00 (a)	25,000	10,000
Stoneridge, Inc., 11.50%, 5/1/12, Callable 3/13/09 @ 103.83	50,000	36,250
The Goodyear Tire & Rubber Co., 8.63%, 12/1/11, Callable 12/1/09 @ 104.31	17,000	16,235
UCI Holdco, Inc., 10.00%, 12/15/13, Callable 3/13/09 @ 103.00 (b)	62,793	6,907

		150,142

Automotive – 0.3%
General Motors Corp., 7.13%, 7/15/13	150,000	24,000

Beverages – 0.4%
Beverages & More, Inc., 9.25%, 3/1/12, Callable 9/1/09 @ 104.63 (a)	50,000	34,000

Building Materials – 2.5%
Belden, Inc., 7.00%, 3/15/17, Callable 3/15/12 @ 103.50	50,000	38,000
Coleman Cable, Inc., 9.88%, 10/1/12, Callable 3/13/09 @ 104.94	50,000	33,500
General Cable Technologies Corp., 7.13%, 4/1/17, Callable 4/1/12 @ 103.56	50,000	40,000
Gibraltar Industries, Inc., 8.00%, 12/1/15, Callable 12/1/10 @ 104.00	100,000	54,500
Interline Brands, Inc., 8.13%, 6/15/14, Callable 6/15/10 @ 104.06	25,000	20,000
Ply Gem Industries, Inc., 11.75%, 6/15/13, Callable 4/1/11 @ 105.88	50,000	27,750

		213,750

Chemicals – 2.2%
Airgas, Inc., 7.13%, 10/1/18, Callable 10/1/13 @ 103.56 (a)	50,000	46,000
Chemtura Corp., 6.88%, 6/1/16	25,000	8,125
Georgia Gulf Corp., 9.50%, 10/15/14, Callable 10/15/10 @ 104.75	75,000	11,250
Innophos, Inc., 8.88%, 8/15/14, Callable 8/16/09 @ 104.44	50,000	39,000
Koppers Holdings, Inc., 8.95%, 11/15/14, Callable 11/15/09 @ 104.94	25,000	20,656
Momentive Performance Materials, Inc., 9.75%, 12/1/14, Callable 12/1/10 @ 104.88	50,000	22,000
Nalco Finance Holdings, Inc., 9.36%, 2/1/14, Callable 2/1/09 @ 104.50 (c)	50,000	39,875

		186,906

Computer Hardware – 0.3%
Activant Solutions, Inc., 9.50%, 5/1/16, Callable 5/1/11 @ 104.75	50,000	26,000

Consumer Products – 1.6%
Central Garden & Pet Co., 9.13%, 2/1/13, Callable 3/13/09 @ 103.04	50,000	35,000
Chattem, Inc., 7.00%, 3/1/14, Callable 3/1/09 @ 103.50	50,000	44,875
Jarden Corp., 7.50%, 5/1/17, Callable 5/1/12 @ 103.75	25,000	18,000
MCBC Holdings, Inc., 10.75%, 10/15/14, Callable 10/15/09 @ 103.00 (a)(b)	25,000	7,500
Spectrum Brands, Inc., 7.38%, 2/1/15, Callable 2/1/10 @ 103.69	75,000	14,625
True Temper Sports, Inc., 8.38%, 9/15/11, Callable 3/13/09 @ 104.19	50,000	15,000

		135,000

Diversified Capital Goods – 2.0%
Greenbrier Cos., Inc., 8.38%, 5/15/15, Callable 5/15/10 @ 104.19	50,000	27,000
Mueller Water Products, Inc., 7.38%, 6/1/17, Callable 6/1/12 @ 103.69	50,000	38,750
Sensata Technologies, 8.00%, 5/1/14, Callable 5/1/10 @ 104.00	50,000	22,500
TriMas Corp., 9.88%, 6/15/12, Callable 3/13/09 @ 103.29	77,000	38,500
Trinity Industries, Inc., 6.50%, 3/15/14, Callable 3/15/09 @ 103.25	50,000	42,000

		168,750

Electric - Generation – 6.3%
AES Corp., 7.75%, 3/1/14	60,000	57,150
AES Corp., 7.75%, 10/15/15	50,000	46,875
Dynegy Holdings, Inc., 8.38%, 5/1/16	150,000	122,250
Edison Mission Energy, 7.00%, 5/15/17	25,000	23,250
Edison Mission Energy, 7.20%, 5/15/19	50,000	45,375
Energy Future Holdings, 10.88%, 11/1/17, Callable 11/1/12 @ 105.44 (a)	125,000	98,750
Mirant North America LLC, 7.38%, 12/31/13, Callable 12/31/09 @ 103.69	50,000	48,250

NRG Energy, Inc., 7.38%, 2/1/16, Callable 2/1/11 @ 103.69	50,000	47,625
Reliant Energy, Inc., 7.63%, 6/15/14	50,000	40,875

		530,400

Electric - Integrated – 1.1%
CMS Energy Corp., 6.88%, 12/15/15	100,000	91,452

Energy - Exploration & Production – 5.1%
Chaparral Energy, Inc., 8.50%, 12/1/15, Callable 12/1/10 @ 104.25	100,000	22,000
Cimarex Energy Co., 7.13%, 5/1/17, Callable 5/1/12 @ 103.56	50,000	43,250
Clayton Williams Energy, Inc., 7.75%, 8/1/13, Callable 8/1/09 @ 103.88	100,000	62,500
Compton Petroleum Finance Corp., 7.63%, 12/1/13, Callable 12/1/09 @ 103.81	100,000	39,000
Forest Oil Corp., 7.25%, 6/15/19, Callable 6/15/12 @ 103.63	50,000	41,625
Linn Energy LLC, 9.88%, 7/1/18, Callable 7/1/13 @ 104.94 (a)	50,000	40,250
Opti Canada, Inc., 7.88%, 12/15/14, Callable 12/15/10 @ 104.13	50,000	22,250
Pacific Energy Partners LP, 7.13%, 6/15/14, Callable 6/15/09 @ 103.56	50,000	43,988
Plains Exploration & Production Co., 7.75%, 6/15/15, Callable 6/15/11 @ 103.88	50,000	45,312
Plains Exploration & Production Co., 7.63%, 6/1/18, Callable 6/1/13 @ 103.81	25,000	21,375
Swift Energy Co., 7.63%, 7/15/11, Callable 3/13/09 @ 103.81	50,000	43,000

		424,550

Environmental – 0.9%
Waste Services, Inc., 9.50%, 4/15/14, Callable 4/15/09 @ 104.75	50,000	38,500
WCA Waste Corp., 9.25%, 6/15/14, Callable 6/15/10 @ 104.63	50,000	37,000

		75,500

Food & Drug Retailers – 0.5%
Stater Bros. Holdings, Inc., 7.75%, 4/15/15, Callable 4/15/11 @ 103.88	50,000	45,750

Food - Wholesale – 0.4%
Smithfield Foods, Inc., 7.75%, 7/1/17	50,000	33,875

Forestry/Paper – 2.5%
Catalyst Paper Corp., Series D, 8.63%, 6/15/11, Callable 3/13/09 @ 101.44	50,000	23,250
Cellu Tissue Holdings, Inc., 9.75%, 3/15/10, Callable 3/13/09 @ 103.66	50,000	40,125
Georgia-Pacific Corp., 7.70%, 6/15/15	50,000	43,000
NewPage Corp., 10.00%, 5/1/12, Callable 5/1/09 @ 106.00	25,000	9,625
Norampac, Inc., 6.75%, 6/1/13, Callable 3/13/09 @ 103.38	100,000	44,000
Stone Container Finance Co. of Canada, 7.38%, 7/15/14, Callable 7/15/09 @ 103.69 (d)	150,000	25,500
Verso Paper Holdings LLC, Series B, 9.13%, 8/1/14, Callable 8/1/10 @ 104.56	50,000	20,500

		206,000

Gaming – 8.0%
Buffalo Thunder Development Authority, 9.38%, 12/15/14, Callable 12/15/10 @ 104.69 (a)	25,000	2,250
CCM Merger, Inc., 8.00%, 8/1/13, Callable 8/1/09 @ 104.00 (a)	100,000	42,000
Choctaw Resort Development Entertainment, 7.25%, 11/15/19, Callable 11/15/11 @ 103.63 (a)	44,000	14,080
Chukchansi Economic Development Authority, 8.00%, 11/15/13, Callable 11/15/09 @ 104.00 (a)	25,000	8,750
Fontainebleau Las Vegas, 10.25%, 6/15/15, Callable 6/15/11 @ 105.13 (a)	100,000	11,000
Great Canadian Gaming Co., 7.25%, 2/15/15, Callable 2/15/11 @ 103.63 (a)	50,000	34,500
Indianapolis Downs LLC, 11.00%, 11/1/12, Callable 11/1/10 @ 105.50 (a)	25,000	13,375
Inn of the Mountain Gods, 12.00%, 11/15/10, Callable 3/13/09 @ 103.00	50,000	10,000
Isle of Capri Casinos, Inc., 7.00%, 3/1/14, Callable 3/1/09 @ 103.50	100,000	49,500
Mashantucket Pequot Tribal Nation, Series A, 8.50%, 11/15/15, Callable 11/15/11 @ 104.25 (a)	50,000	17,250
MGM MIRAGE, Inc., 6.75%, 4/1/13	100,000	58,000
Mohegan Tribal Gaming, 7.13%, 8/15/14, Callable 8/15/09 @ 103.56	50,000	27,750
MTR Gaming Group, Inc., 9.00%, 6/1/12, Callable 6/1/09 @ 104.50	100,000	50,500
Pokagon Gaming Authority, 10.38%, 6/15/14, Callable 6/15/10 @ 105.19 (a)	69,000	60,375
San Pasqual Casino, 8.00%, 9/15/13, Callable 9/15/09 @ 104.00 (a)	25,000	19,000
Scientific Games Corp., 6.25%, 12/15/12, Callable 3/13/09 @ 103.13	50,000	44,375
Seminole Hard Rock Entertainment, 4.50%, 3/15/14, Callable 3/15/09 @ 102.00 (a)(b)	50,000	23,750
Seneca Gaming Corp., 7.25%, 5/1/12, Callable 3/13/09 @ 103.63	50,000	40,000
Shingle Springs, 9.38%, 6/15/15, Callable 6/15/11 @ 104.69 (a)	50,000	30,750
Snoqualmie Entertainment Authority, 6.88%, 2/1/14, Callable 2/1/09 @ 103.00 (a)(b)	25,000	14,500
Turning Stone Resort Casino, 9.13%, 9/15/14, Callable 9/15/10 @ 104.56 (a)	75,000	49,875
Waterford Gaming LLC, 8.63%, 9/15/14 (a)	21,000	14,700
Wynn Las Vegas LLC, 6.63%, 12/1/14, Callable 12/1/09 @ 103.31	50,000	36,437

		672,717

Gas Distribution – 8.1%
Atlas Pipeline Partners LP, 8.13%, 12/15/15, Callable 12/15/10 @ 104.06	50,000	34,000
Colorado Interstate Gas Co., 6.80%, 11/15/15	150,000	139,875
Copano Energy LLC, 8.13%, 3/1/16, Callable 3/1/11 @ 104.06	50,000	41,000
El Paso Corp., 7.00%, 6/15/17	100,000	91,500
Ferrellgas Partners LP, 6.75%, 5/1/14, Callable 5/1/09 @ 103.38 (a)	50,000	40,000
Inergy LP/Inergy Finance, 8.25%, 3/1/16, Callable 3/1/11 @ 104.13	100,000	90,500

Regency Energy Partners LP, 8.38%, 12/15/13, Callable 12/15/10 @ 104.19	17,000	13,175
Southern Star Central Corp., Inc., 6.75%, 3/1/16, Callable 3/1/11 @ 103.38	50,000	43,750
Suburban Propane Partners LP, 6.88%, 12/15/13, Callable 3/13/09 @ 103.44	50,000	46,125
Williams Cos., Inc., 6.38%, 10/1/10 (a)	100,000	97,488
Williams Partners LP, 7.25%, 2/1/17	50,000	44,500

		681,913

Health Services – 4.3%
Advanced Medical Optics, 7.50%, 5/1/17, Callable 5/1/12 @ 103.75	50,000	55,500
Carriage Services, Inc., 7.88%, 1/15/15, Callable 1/15/10 @ 103.94	50,000	41,750
Community Health Systems, Inc., 8.88%, 7/15/15, Callable 7/15/11 @ 104.44	50,000	48,125
DJO Finance LLC, 10.88%, 11/15/14, Callable 11/15/11 @ 105.44	25,000	18,500
HCA, Inc., 9.25%, 11/15/16, Callable 11/15/11 @ 104.63	25,000	23,875
MultiPlan, Inc., 10.38%, 4/15/16, Callable 4/15/11 @ 105.19 (a)	100,000	77,000
Omnicare, Inc., 6.75%, 12/15/13, Callable 12/15/09 @ 103.38	100,000	92,250

		357,000

Hotels & Lodging – 0.5%
Gaylord Entertainment Co., 8.00%, 11/15/13, Callable 3/13/09 @ 104.00	50,000	38,375

Household & Leisure Products – 0.3%
Sealy Mattress Co., 8.25%, 6/15/14, Callable 6/15/09 @ 104.13	50,000	21,000

Integrated Energy – 0.4%
VeraSun Energy Corp., 9.88%, 12/15/12, Callable 12/15/09 @ 104.94 (d)	50,000	29,250
VeraSun Energy Corp., 9.38%, 6/1/17, Callable 6/1/12 @ 104.69 (d)	50,000	5,000

		34,250

Investments & Miscellaneous Financial Services – 0.2%
Nuveen Investments, Inc., 10.50%, 11/15/15, Callable 11/15/11 @ 105.25 (a)	50,000	13,750

Machinery – 1.2%
Baldor Electic Co., 8.63%, 2/15/17, Callable 2/15/12 @ 104.31	50,000	42,000
Case New Holland, Inc., 7.13%, 3/1/14, Callable 3/1/10 @ 103.56	50,000	36,250
Terex Corp., 8.00%, 11/15/17, Callable 11/15/12 @ 104.00	25,000	20,750

		99,000

Media - Broadcast – 0.7%
Barrington Broadcasting Group LLC, 10.50%, 8/15/14, Callable 8/15/10 @ 105.25	50,000	11,625
Bonten Media Acquisition, 9.00%, 6/1/15, Callable 6/1/11 @ 104.50 (a)	75,000	21,562
Local TV Finance LLC, 9.25%, 6/15/15, Callable 6/15/11 @ 104.63 (a)	50,000	6,063
Newport Television LLC, 13.00%, 3/15/17, Callable 3/15/12 @ 106.50 (a)	50,000	4,188
Radio One, Inc., 6.38%, 2/15/13, Callable 2/15/09 @ 103.19	50,000	12,500

		55,938

Media - Cable – 4.2%
Atlantic Broadband Finance LLC, 9.38%, 1/15/14, Callable 3/13/09 @104.69	50,000	38,250
Cablevision Systems Corp., Series B, 8.00%, 4/15/12	25,000	24,125
Charter Communications Operating LLC, 10.88%, 9/15/14, Callable 3/15/12 @ 105.44 (a)	50,000	43,250
Mediacom LLC, 7.88%, 2/15/11, Callable 3/13/09 @ 100.00	100,000	94,000
Videotron Ltd., 9.13%, 4/15/18, Callable 4/15/13 @ 104.56 (a)	50,000	50,000
Virgin Media Finance plc, 9.13%, 8/15/16, Callable 8/15/11 @ 104.56	125,000	105,000

		354,625

Media - Diversified – 1.3%
Block Communications, Inc., 8.25%, 12/15/15, Callable 12/15/10 @ 104.13 (a)	50,000	35,938
Canwest Mediaworks LP, 9.25%, 8/1/15, Callable 8/1/11 @ 104.63 (a)	50,000	7,250
DirecTV Holdings LLC, 7.63%, 5/15/16, Callable 5/15/12 @ 103.81	50,000	49,125
Quebecor Media, Inc., 7.75%, 3/15/16, Callable 3/15/11 @ 103.88	25,000	19,625

		111,938

Media - Services – 0.5%
Baker & Taylor, Inc., 11.50%, 7/1/13, Callable 7/1/10 @ 105.75 (a)	100,000	40,125

Metals/Mining Excluding Steel – 1.7%
International Coal Group, Inc., 10.25%, 7/15/14, Callable 7/15/10 @ 105.13	50,000	37,250
Massey Energy Co., 6.88%, 12/15/13, Callable 12/15/09 @ 103.44	100,000	87,500
Noranda Aluminium Acquisition, 6.60%, 5/15/15, Callable 3/13/09 @ 102.00 (b)	50,000	19,000

		143,750

Non-Food & Drug Retailers – 2.3%
ACE Hardware Corp., 9.13%, 6/1/16, Callable 6/1/12 @ 104.56 (a)	25,000	18,750
AutoNation, Inc., 7.00%, 4/15/14, Callable 4/15/09 @ 105.25	50,000	44,000
Claire’s Stores, Inc., 9.63%, 6/1/15, Callable 6/1/11 @ 104.81	52,594	3,682
Libbey Glass, Inc., 9.57%, 6/1/11, Callable 3/13/09 @ 107.50 (b)	25,000	11,000
Penske Automotive Group, Inc., 7.75%, 12/15/16, Callable 12/15/11 @ 103.88	50,000	24,000
Pep Boys, 7.50%, 12/15/14, Callable 12/15/09 @ 103.75	50,000	22,750
Susser Holdings LLC, 10.63%, 12/15/13, Callable 12/15/09 @ 105.31	53,000	49,290

Yankee Acquisition Corp., 9.75%, 2/15/17, Callable 2/15/12 @ 104.88	50,000	20,500

		193,972

Oil & Gas – 0.5%
Pioneer Natural Resources Co., 5.88%, 7/15/16	50,000	38,806

Oil Field Equipment & Services – 1.1%
Bristow Group, Inc., 7.50%, 9/15/17, Callable 9/15/12 @ 103.75	50,000	36,500
CIE Gener de Geophysique, 7.50%, 5/15/15, Callable 5/15/10 @ 103.75	50,000	36,375
National Oilwell Varco, Inc., Series B, 6.13%, 8/15/15, Callable 8/15/10 @ 103.06	25,000	21,184

		94,059

Oil Refining & Marketing – 1.3%
Petroplus Finance Ltd., 7.00%, 5/1/17, Callable 5/1/12 @ 103.50 (a)	50,000	36,250
Tesoro Corp., 6.63%, 11/1/15, Callable 11/1/10 @ 103.31	50,000	39,312
Tesoro Corp., 6.50%, 6/1/17, Callable 6/1/12 @ 103.25	50,000	37,250

		112,812

Packaging – 3.1%
Exopack Holding Corp., 11.25%, 2/1/14, Callable 2/1/10 @ 105.62	50,000	29,000
Intertape Polymer U.S., Inc., 8.50%, 8/1/14, Callable 8/1/09 @ 104.25	75,000	49,219
Owens-Brockway Glass Containers, 6.75%, 12/1/14, Callable 12/1/09 @ 103.38	50,000	47,000
Solo Cup Co., 8.50%, 2/15/14, Callable 2/15/09 @ 104.25	200,000	134,000

		259,219

Printing & Publishing – 1.3%
Cenveo Corp., 10.50%, 8/15/16, Callable 8/15/12 @ 105.25 (a)	50,000	31,187
Morris Publishing, 7.00%, 8/1/13, Callable 3/13/09 @ 103.50	100,000	8,000
R.H. Donnelley Corp., 6.88%, 1/15/13, Callable 3/13/09 @ 103.44	2,000	180
Sheridan Group, Inc., 10.25%, 8/15/11, Callable 3/13/09 @ 102.56	100,000	64,000
Valassis Communications, Inc., 8.25%, 3/1/15, Callable 3/1/11 @ 104.13	25,000	6,313

		109,680

Restaurants – 2.5%
Buffets, Inc., 12.50%, 11/1/14, Callable 11/1/10 @ 106.25 (d)	50,000	25
Dave & Buster’s, Inc., 11.25%, 3/15/14, Callable 3/15/10 @ 105.62	50,000	28,500
Landry’s Restaurants, Inc., 9.45%, 12/15/14, Callable 2/28/09 @ 101.00	100,000	98,500
NPC International, Inc., 9.50%, 5/1/14, Callable 5/1/10 @ 104.75	50,000	39,500
Rare Restaurant Group LLC, 9.25%, 5/15/14, Callable 5/15/11 @ 104.63 (a)	50,000	15,000
Sbarro, Inc., 10.38%, 2/1/15, Callable 2/1/10 @ 107.78	50,000	26,000

		207,525

Software/Services – 0.5%
CompuCom Systems, Inc., 12.50%, 10/1/15, Callable 10/1/11 @ 106.25 (a)	50,000	29,000
Unisys Corp., 12.50%, 1/15/16, Callable 1/15/12 @ 106.25	35,000	14,175

		43,175

Steel Producers/Products – 0.6%
Ryerson, Inc., 12.00%, 11/1/15, Callable 11/1/11 @ 106.00 (a)	50,000	31,250
Tube City IMS Corp., 9.75%, 2/1/15, Callable 2/1/11 @ 104.88	50,000	18,000

		49,250

Support - Services – 4.4%
Aramark Services, Inc., 8.50%, 2/1/15, Callable 2/1/11 @ 104.25	75,000	72,937
Education Management LLC, 8.75%, 6/1/14, Callable 6/1/10 @ 104.38	25,000	21,313
Education Management LLC, 10.25%, 6/1/16, Callable 6/1/11 @ 105.13	25,000	20,750
H&E Equipment Services, Inc., 8.38%, 7/15/16, Callable 7/15/11 @ 104.19	75,000	44,625
KAR Holdings, Inc., 8.75%, 5/1/14, Callable 5/1/10 @ 104.38	50,000	21,625
Medimedia USA, Inc., 11.38%, 11/15/14, Callable 11/15/09 @ 105.69 (a)	50,000	32,500
Pegasus Solutions, Inc., 10.50%, 4/15/15, Callable 4/15/11 @ 105.25 (a)	50,000	35,250
RSC Equipment Rental, Inc., 9.50%, 12/1/14, Callable 12/1/10 @ 104.75	50,000	31,625
Service Corp. International, 6.75%, 4/1/15	25,000	22,875
Sotheby’s, 7.75%, 6/15/15 (a)	50,000	27,500
United Rentals, Inc., 6.50%, 2/15/12, Callable 3/13/09 @ 101.62	25,000	20,500
West Corp., 11.00%, 10/15/16, Callable 10/15/11 @ 105.50	25,000	14,625

		366,125

Telecom - Integrated/Services – 3.3%
Broadview Networks Holdings, Inc., 11.38%, 9/1/12, Callable 9/1/09 @ 105.69	25,000	11,125
Cincinnati Bell, Inc., 8.38%, 1/15/14, Callable 3/13/09 @ 104.19	85,000	76,075
Citizens Communications Co., 7.13%, 3/15/19	50,000	42,687
Fairpoint Communications, Inc., 13.13%, 4/1/18, Callable 4/1/13 @ 106.56 (a)	25,000	14,000
Level 3 Financing, Inc., 9.25%, 11/1/14, Callable 11/1/10 @ 104.63	50,000	36,250
Nordic Telephone Co., Holdings, 8.88%, 5/1/16, Callable 5/1/11 @ 104.44 (a)	50,000	40,500
PAETEC Holding Corp., 9.50%, 7/15/15, Callable 7/15/11 @ 104.75	50,000	32,500
Windstream Corp., 8.63%, 8/1/16, Callable 8/1/11 @ 104.31	25,000	24,625

		277,762

Telecom - Wireless – 3.3%
Cricket Communications, 9.38%, 11/1/14, Callable 11/1/10 @ 104.69	50,000	45,500
iPCS, Inc., 6.44%, 5/1/14, Callable 3/13/09 @ 102.00 (b)	100,000	59,000
Sprint Capital Corp., 8.38%, 3/15/12	100,000	80,000

Wind Acquisition Financial SA, 10.75%, 12/1/15, Callable 12/1/10 @ 105.38 (a)	100,000	89,000

		273,500

Theaters & Entertainment – 1.0%
AMC Entertainment, Inc., 11.00%, 2/1/16, Callable 2/1/11 @ 105.50	100,000	85,500

Tobacco – 0.5%
Alliance One International, Inc., 8.50%, 5/15/12	50,000	39,500

Transportation Excluding Air/Rail – 0.2%
Navios Maritime Holdings, Inc., 9.50%, 12/15/14, Callable 12/15/10 @ 104.75	25,000	14,625
Swift Transportation Co., Inc., 9.90%, 5/15/15, Callable 5/15/09 @ 102.00 (b)	50,000	4,000

		18,625

TOTAL CORPORATE OBLIGATIONS (COST $11,327,541)		7,397,895

Investment Company – 1.8%
Northern Institutional Diversified Assets Portfolio, Shares Class, 0.32% (e)	146,668	146,668

TOTAL INVESTMENT COMPANY (COST $146,667)		146,668

TOTAL INVESTMENTS (COST $11,474,208) — 90.0%		7,544,563

Percentages indicated are based on net assets of $8,385,324.

(a)

Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(b)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2009. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(c)	Step Bond. Income recognition is on the effective yield method for Step Bonds.
(d)	Non-Income Producing; Defaulted Bond.
(e)	The rates presented represent the annualized one-day yield that was in effect on January 31, 2009.

LLC	Limited Liability Co.
LP	Limited Partnership
PLC	Public Limited Co.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Shares or Principal Amount ($)	Value ($)
Certificates of Deposit – 0.8%
Banking – 0.8%
First Tennessee Bank, 2.01%, 12/17/09 (a)(g)	100,000	99,344

TOTAL CERTIFICATES OF DEPOSIT (COST $96,074)		99,344

U.S. Government and Government Agency Obligations – 64.9%
Federal Home Loan Mortgage Corp. – 16.6%
5.13%, 11/17/17	400,000	439,652
Pool #1B2655, 4.96%, 12/1/34 (a)	80,823	81,824
Pool #1J1313, 6.36%, 6/1/36 (a)	196,612	203,759
Pool #847557, 4.42%, 7/1/34 (a)	90,305	91,395
Pool #G02981, 6.00%, 6/1/37	153,349	158,375
TBA February, 5.50%, 2/19/18	150,000	154,594
TBA February, 5.00%, 2/15/22	660,000	674,850
TBA February, 5.00%, 2/15/37	350,000	355,359

		2,159,808

Federal National Mortgage Association – 32.7%
3.25%, 8/12/10	150,000	154,420
Pool #922090, 5.84%, 3/1/37 (a)	267,712	277,332
TBA February, 6.50%, 2/1/36	550,001	572,860
TBA February, 6.00%, 2/15/37	975,000	1,004,859
TBA February, 5.50%, 2/15/37	2,175,000	2,225,978

		4,235,449

Government National Mortgage Association – 5.0%
TBA February, 5.50%, 2/15/37	90,000	92,194
TBA February, 5.00%, 2/15/37	300,000	305,719
TBA February, 6.00%, 2/15/37	250,000	257,187

		655,100

U.S. Treasury Notes – 10.6%
4.75%, 2/15/10	340,000	354,503
2.63%, 5/31/10	68,000	69,812
4.75%, 1/31/12	35,000	38,535
2.75%, 2/28/13	382,000	400,503
3.38%, 7/31/13	185,000	198,860
3.88%, 5/15/18	45,000	48,867
4.00%, 8/15/18	235,000	257,986

		1,369,066

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (COST $8,361,612)		8,419,423

Corporate Obligations – 31.7%
Agricultural Chemicals – 0.7%
Agrium, Inc., 6.75%, 1/15/19	100,000	93,646

Banking – 0.7%
American Express Centurion Bank, 5.95%, 6/12/17	100,000	92,607

Building & Construction Products – 1.4%
Martin Marietta Materials, Inc., 1.32%, 4/30/10 (a)(g)	100,000	88,484
Masco Corp., 2.40%, 3/12/10 (a)(g)	100,000	89,000

		177,484

Chemicals – 0.1%
Chemtura Corp., 6.88%, 6/1/16	25,000	8,125

Computer Services – 0.8%
Electronic Data Systems, Series B, 6.00%, 8/1/13	100,000	106,205

Electric – 3.9%
Duke Energy Corp., 5.65%, 6/15/13	75,000	73,404
Florida Power Corp., 5.65%, 6/15/18	75,000	78,354
MidAmerican Energy Co., 5.95%, 7/15/17	300,000	302,084
Puget Sound Energy, Inc., 6.97%, 6/1/67, Callable 6/1/17 @ 100	100,000	50,750

		504,592

Finance – 6.7%
Bear Stearns Co., Inc., 4.50%, 10/28/10	75,000	74,699
Bear Stearns Co., Inc., Series B, 6.95%, 8/10/12, MTN	150,000	157,260
Citigroup, Inc., 6.50%, 8/19/13	25,000	23,889
Countrywide Home Loans, Series L, 4.00%, 3/22/11, MTN	150,000	146,161
Ford Motor Credit Co., LLC, 9.75%, 9/15/10	300,000	247,606
Lehman Brothers Holdings, Series I, 0.00%, 5/2/18, MTN (b)(c)	75,000	10,500
Morgan Stanley, Series F, 6.00%, 4/28/15, MTN	75,000	67,971
XTRA Finance Corp., 5.15%, 4/1/17	150,000	145,219

		873,305

Forestry/Paper – 0.2%
Georgia-Pacific Corp., 7.70%, 6/15/15	25,000	21,500

Gaming – 0.1%
MGM MIRAGE, Inc., 6.75%, 4/1/13	25,000	14,500

Health Services – 0.2%
Community Health Systems, Inc., 8.88%, 7/15/15, Callable 7/15/11 @ 104.44	25,000	24,063

Hospitals – 0.5%
HCA, Inc., 5.75%, 3/15/14	100,000	70,000

Media – 3.1%
Time Warner Entertainment, 8.88%, 10/1/12	350,000	359,350
Vivendi, 5.75%, 4/4/13 (d)	50,000	45,772

		405,122

Media - Cable – 0.2%
Cablevision Systems Corp., Series B, 8.00%, 4/15/12	25,000	24,125

Medical – 0.2%
Glaxosmithkline Capital, Inc., 4.85%, 5/15/13	25,000	26,218

Office Equipment & Services – 0.7%
Xerox Corp., 2.60%, 12/18/09 (a)(g)	100,000	92,998

Oil & Gas – 0.1%
Pioneer Natural Resources Co., 5.88%, 7/15/16	25,000	19,403

Pipelines – 0.8%
Dynegy Holdings, Inc., 7.75%, 6/1/19	25,000	19,375

Transcontinental Gas Pipeline Corp., 6.05%, 6/15/18	100,000	89,774

		109,149

Retail – 0.2%
Kroger Co. (The), 5.00%, 4/15/13	25,000	24,989

Support - Services – 0.4%
Aramark Services, Inc., 8.50%, 2/1/15, Callable 2/1/11 @104.25	25,000	24,313
Iron Mountain, Inc., 8.00%, 6/15/20, Callable 6/15/13 @ 104	25,000	23,125

		47,438

Telecom - Integrated/Services – 0.2%
Qwest Corp., 7.63%, 6/15/15	25,000	22,625

Telecommunications – 2.9%
Sprint Nextel Corp., 6.00%, 12/1/16	135,000	90,450
Verizon Pennsylvania, Inc., 5.65%, 11/15/11	275,000	284,948

		375,398

Transportation – 7.6%
American Airlines, Inc., Series 2001- 2, Class A1, 6.98%, 4/1/11	56,774	52,517
American Airlines, Inc., Series 2001- 2, Class A2, 7.86%, 10/1/11	200,000	175,000
Burlington Northern Santa Fe Railway Co., 4.83%, 1/15/23	214,072	231,727
Continental Airlines, Inc., 5.98%, 4/19/22	100,000	76,500
Norfolk Southern Corp., 5.75%, 4/1/18	50,000	48,182
Union Pacific Corp., 5.75%, 11/15/17	150,000	143,615
Union Pacific Railroad, 5.08%, 1/2/29	289,577	253,979

		981,520

TOTAL CORPORATE OBLIGATIONS (COST $4,499,037)		4,115,012

Asset Backed Securities – 15.1%
Asset Backed Funding Certificates, Series 2003-AHL1, Class A1, 3.68%, 3/25/33(g)	210,318	112,693
Cairn Mezzanine plc, Series 2007- 3A, Class B1, 3.08%, 8/13/47 (a)(f)(g)	145,000	0
Capital Auto Receivables Asset Trust, Series 2006-SN1A, Class A4B, 0.47%, 3/20/10 (a)(d)(g)	124,084	122,004
Capital Auto Receivables Asset Trust, Series 2007-SN1, Class A3A, 5.47%, 7/15/10(g)	88,039	85,541
Capital Auto Receivables Asset Trust, Series 2007-SN1, Class A3B, 0.39%, 7/15/10 (a)(g)	96,843	91,518
Capital One Prime Auto Receivables Trust, Series 2005-1, Class A4, 0.35%, 4/15/11 (a)(g)	45,226	44,209
Capital One Prime Auto Receivables Trust, Series 2006-1, Class A3, 4.99%, 9/15/10(g)	58,885	58,886
Carmax Auto Owner Trust, Series 2008-2, Class A2B, 1.23%, 9/15/11 (a)(g)	190,000	182,754
Countrywide Asset-Backed Certificates, Series 2006-S2, Class A5, 5.75%, 7/25/27 (a)(g)	134,000	36,218
Countrywide Asset-Backed Certificates, Series 2006-S4, Class A3, 5.80%, 7/25/34(g)	207,053	78,317
GE Business Loan Trust, Series 2006-2A, Class A, 0.51%, 11/15/34 (a)(d)(g)	231,132	166,119
GMAC Mortgage Corp., Loan Trust, Series 2006-HE3, Class A3, 5.81%, 10/25/36(g)	170,000	58,851
Hyundai Auto Receivables Trust, Series 2007-A, Class A2B, 0.68%, 1/15/10 (a)	361	360
Hyundai Auto Receivables Trust, Series 2008-A, Class A2, 4.16%, 5/16/11	140,000	139,542
IOWA Student Loan Liquidity Corp., Series 2005-1, Class A1, 1.50%, 6/25/14 (a)(g)	23,126	23,039
National Collegiate Student Loan Trust, Series 2006-3, Class A1, 0.42%, 9/25/19 (a)(g)	77,912	70,934
Nissan Auto Receivables Owner Trust, Series 2006-B, Class A3, 5.16%, 2/15/10(g)	18,943	18,959
Preferred Term Securities XXII Ltd., 2.34%, 9/22/36, Callable 6/22/11 @ 100 (a)(d)(g)	195,111	71,703
Residential Funding Mortgage Securities, Series 2006-HSA1, Class A5, 5.31%, 2/25/36(g)	65,000	18,584
SLM Student Loan Trust, Series 2005-4, Class A2, 1.24%, 4/26/21 (a)(g)	60,000	56,039
SLM Student Loan Trust, Series 2005-9, Class A4, 1.26%, 1/25/23 (a)(g)	190,000	179,231
SLM Student Loan Trust, Series 2006-7, Class A2, 1.15%, 10/25/16 (a)(g)	75,721	75,133
SLM Student Loan Trust, Series 2006-9, Class A2, 1.16%, 4/25/17 (a)(g)	30,061	29,269
SLM Student Loan Trust, Series 2006-B, Class A1, 2.01%, 9/15/20 (a)(g)	141,535	133,414
South Carolina Student Loan Corp., Series 2008-1, Class A1, 2.70%, 9/2/14 (a)(g)	110,575	109,141

TOTAL ASSET BACKED SECURITIES (COST $2,698,364)		1,962,458

Collateralized Mortgage Obligations – 5.6%
Banc of America Mortgage Securities, Series 2005-D, Class 2A4, 4.79%, 5/25/35 (a)	162,476	151,946
Deutsche Mortgage Securities, Inc., Series 2006-WF1, Class 1A1, 5.10%, 6/26/35 (a)(d)	115,420	113,224
Freddie Mac, Series 2988, Class AF, 0.63%, 6/15/35 (a)	143,282	139,471
Freddie Mac, Series 3212, Class BK, 5.40%, 9/15/36	150,000	152,292

Residential Asset Securitization Trust, Series 2003-A15, Class 1A2, 0.84%, 2/25/34 (a)(g)	210,896	171,923

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $775,288)		728,856

Commercial Mortgage Backed Securities – 6.6%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.21%, 12/11/49	200,000	154,937
Commercial Mortgage Pass - Through Certificate, Series 2005- LP5, Class AJ, 5.05%, 5/10/43	200,000	99,000
Commercial Mortgage Pass - Through Certificate, Series 2006- FL12, Class A2, 0.43%, 12/15/20 (a)(d)(g)	236,872	175,336
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A2, 5.91%, 7/10/38 (a)	90,000	78,986
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.91%, 7/10/38 (a)	140,000	97,139
Morgan Stanley Capital I, Series 2007-IQ14, Class A2, 5.61%, 4/15/49	220,000	167,595
Washington Mutual Commercial Mortgage Securities Trust, Series 2006-SL1, Class A, 5.30%, 11/23/43 (a)(d)	143,802	79,091

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $1,222,398)		852,084

Foreign Bond – 0.5%
United Kingdom – 0.5%
Barclays Bank plc, 5.93%, 12/31/49 (d)	150,000	64,455

TOTAL FOREIGN BOND (COST $151,086)		64,455

Investment Company – 17.3%
Northern Institutional Diversified Assets Portfolio, Shares Class, 0.32% (e)(g)	2,240,754	2,240,754

TOTAL INVESTMENT COMPANY (COST $2,240,754)		2,240,754

TOTAL INVESTMENTS (COST $20,044,613) — 142.5%		18,482,386

Percentages indicated are based on net assets of $12,973,680.

(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2009. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	Non-Income Producing; Defaulted Bond.
(c)	In connection with the Lehman Brother Holdings, Inc. bankruptcy filing announcement on September 15,2008, the Fund stopped accruing prospective interest amounts on that date.
(d)

Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(e)	The rates presented represent the annualized one-day yield that was in effect on January 31, 2009.
(f)

Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.00% of total net assets.

(g)	Security held as collateral for to be announced securities.

LLC	Limited Liability Co.
MTN	Medium Term Note
PLC	Public Limited Co.
TBA	Security was traded on a “to be announced” basis. Represents 43.50% of net assets.

See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH PORTFOLIO
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Shares	Value($)
Common Stocks – 96.6%
Aerospace & Defense – 3.4%
Lockheed Martin Corp.	9,400	771,176
United Technologies Corp.	35,800	1,718,042

		2,489,218

Agriculture – 3.0%
Monsanto Co.	28,800	2,190,528

Biotechnology – 8.8%
Cephalon, Inc. (a)	10,900	841,262
Genzyme Corp (a)	29,400	2,026,248
Gilead Sciences, Inc. (a)	59,500	3,020,815
Illumina, Inc. (a)	21,100	577,296

		6,465,621

Business Services – 2.1%
Apollo Group, Inc., Class A (a)	6,400	521,344
Ecolab, Inc.	15,200	516,192
ITT Educational Services, Inc. (a)	4,100	502,291

		1,539,827

Communication Equipment– 2.9%
Cisco Systems, Inc. (a)	108,000	1,616,760
Juniper Networks, Inc. (a)	33,900	480,024

		2,096,784

Credit Card – 4.7%
MasterCard, Inc., Class A	9,600	1,303,488
Visa, Inc., Class A	43,500	2,146,725

		3,450,213

Distribution & Wholesale – 1.7%
Fastenal Co.	37,000	1,264,660

Engineering & Construction– 1.4%
Fluor Corp.	15,800	614,620
Quanta Services, Inc. (a)	18,500	395,530

		1,010,150

Exchanges – 0.9%
IntercontinentalExchange, Inc. (a)	12,100	688,853

Hardware & Peripherals – 6.1%
Apple, Inc. (a)	17,000	1,532,210
Hewlett-Packard Co.	58,800	2,043,300
Research In Motion Ltd. (a)	16,700	925,180

		4,500,690

Household Products – 2.8%
General Mills, Inc.	22,200	1,313,130
The Procter & Gamble Co.	14,000	763,000

		2,076,130

Industrial Conglomerates – 4.5%
Dana her Corp	41,600	2,326,688
Precision Castparts Corp.	15,300	993,735

		3,320,423

Internet – 2.7%
Google, Inc., Class A (a)	5,930	2,007,483

Investment Management – 4.5%
BlackRock, Inc.	11,650	1,267,520
JP Morgan Chase & Co.	28,700	732,137
The Charles Schwab Corp.	98,400	1,337,256

		3,336,913

Medical Products – 6.4%
Alcon, Inc. ADR	8,300	710,812
Baxter International, Inc.	32,000	1,876,800
Mindray Medical International Ltd. ADR	27,900	578,273
St. Jude Medical, Inc.(a)	42,700	1,552,999

		4,718,884

Medical Services & Distributors – 7.0%
Medco Health Solutions, Inc. (a)	82,100	3,688,753
Thermo Fisher Scientific, Inc. (a)	40,300	1,447,979

		5,136,732

Oil & Gas Drill & Equipment– 1.3%
FMC Technologies, Inc. (a)	32,000	946,880

Oil & Gas Exploration & Production– 0.6%
Southwestern Energy Co. (a)	13,400	424,110

Pharmaceuticals– 2.3%
Teva Pharmaceutical Industries Ltd. ADR	40,900	1,695,305

Railroad– 2.9%
Union Pacific Corp.	48,000	2,101,920

Retail– 5.7%
Kohl’s Corp. (a)	24,300	892,053
Lowe’s Cos., Inc.	37,700	688,779
Target Corp.	21,700	677,040
Wal-Mart Stores, Inc.	40,300	1,898,936

		4,156,808

Retail Pharmacy– 2.3%
CVS Caremark Corp.	62,600	1,682,688

Software Services – 7.2%
Cognizant Technologies Solutions Corp. (a)	79,900	1,496,527
Dolby Laboratories, Inc., Class A (a)	24,800	633,888
Microsoft Corp.	101,600	1,737,360
Oracle Corp. (a)	83,700	1,408,671

		5,276,446

Telecommunication– 7.4%
American Tower Corp., Class A (a)	27,000	819,180
Equinix, Inc. (a)	13,100	698,885
MetroPCS Communications, Inc. (a)	43,900	596,601
NII Holdings, Inc. (a)	31,800	616,920
QUALCOMM, Inc.	75,800	2,618,890

		5,350,476

Transportation– 1.0%
C.H. Robinson Worldwide, Inc.	15,300	703,494

Travel & Leisure– 3.0%
Carnival Corp.	45,200	822,188
Priceline.com, Inc. (a)	21,100	1,415,599

		2,237,787

TOTAL COMMON STOCKS (COST $90,904,219)		70,869,023

Investment Company – 3.3%
Northern Institutional Diversified Assets Portfolio, Shares Class, 0.32% (b)	2,423,030	2,423,030

TOTAL INVESTMENT COMPANY (COST $2,423,030)		2,423,030

TOTAL INVESTMENTS (COST $93,327,249) — 99.9%		73,292,053

Percentages indicated are based on net assets of $73,384,729.

(a)	Represents non-income producing security.
(b)	The rates presented represent the annualized one-day yield that was in effect on January 31, 2009.

ADR	American Depositary Receipt

See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Shares	Value($)
Common Stocks – 98.3%
Australia – 3.1%
Australia & New Zealand Banking Group Ltd.	126,800	1,051,891
BHP Billiton Ltd.	98,200	1,820,385
Lend Lease Corp., Ltd.	143,700	606,870
National Australia Bank Ltd.	47,565	560,817
Qantas Airways Ltd.	412,833	632,128

		4,672,091

Austria – 0.7%
Voestalpine AG	51,400	993,388

Belgium – 1.4%
Delhaize Group SA	9,300	597,528
Solvay SA, Class A	20,800	1,469,015

		2,066,543

Brazil – 0.2%
Banco Do Brasil SA	60,000	367,400

Canada – 5.3%
Barrick Gold Corp.	37,500	1,411,642
BCE, Inc.	17,400	356,461
Fairfax Financial Holdings Ltd.	5,200	1,692,323
Industrial Alliance Insurance and Financial Services, Inc.	26,100	420,130
Inmet Mining Corp.	11,300	191,391
Nexen, Inc.	40,390	588,533
Petro-Canada	90,000	1,952,435
Royal Bank of Canada	30,300	751,753
WestJet Airlines Ltd.	59,300	619,754

		7,984,422

China – 0.7%
China Petroleum & Chemical Corp.	1,920,000	1,035,082

Finland – 2.0%
Nokia Oyj	129,400	1,585,741
Stora Enso Oyj, R Shares	236,600	1,441,516

		3,027,257

France – 12.8%
BNP Paribas SA	55,180	2,106,222
Compagnie Generale des Establissements Michelin, B Shares	26,700	1,043,639
Credit Agricole SA	185,402	2,243,990
France Telecom SA	63,200	1,416,028
Lagardere S.C.A.	46,400	1,764,825
Renault SA	68,700	1,323,415
Sanofi-Aventis	59,400	3,340,321
Societe Generale	44,231	1,849,123
Total SA	76,100	3,791,804
Vallourec SA	4,500	439,577

		19,318,944

Germany – 12.8%
Allianz SE	39,800	3,333,454
BASF AG	80,600	2,350,979
Bayer AG	14,100	750,879
Deutsche Bank AG	77,300	1,994,349
Deutsche Lufthansa AG	162,600	1,984,947
Deutsche Telekom AG	150,900	1,832,239
E.ON AG	91,100	2,953,718
Muenchener Rueckversicherungs- Gesellschaft AG	21,000	2,775,623
RWE AG	11,170	872,022
Siemens AG	10,000	563,287

		19,411,497

India – 0.6%
State Bank of India GDR	17,600	839,872

Italy – 4.3%
ENI SpA	139,700	2,954,364
Intesa Sanpaolo SpA	557,700	1,757,347
Telecom Italia SpA	525,700	506,824
Telecom Italia SpA	1,036,200	1,273,038

		6,491,573

Japan – 19.8%
Canon, Inc.	29,800	813,257
FUJITSU Ltd.	424,000	1,906,313
Hitachi Ltd.	332,000	1,012,854
Honda Motor Co., Ltd.	99,000	2,275,588
JFE Holdings, Inc.	61,300	1,523,695
Kyocera Corp.	24,500	1,573,060
Mitsubishi Chemical Holdings Corp.	303,000	1,242,047
Mitsubishi Corp.	129,000	1,704,911
Mitsui & Co., Ltd.	149,000	1,555,112
NAMCO BANDAI Holdings, Inc.	123,800	1,237,541
Nippon Mining Holdings, Inc.	360,000	1,309,529
Nippon Telegraph & Telephone Corp.	63,000	3,051,726
Nissan Motor Co., Ltd.	534,700	1,611,094
Sharp Corp.	261,000	1,938,101
Sony Corp.	12,510	243,850
Sumitomo Mitsui Financial Group, Inc.	57,000	2,259,363
The Furukawa Electric Co. Ltd.	123,000	425,052
The Tokyo Electric Power Co., Inc.	28,000	875,790
Toshiba Corp.	543,000	1,896,032
Toyota Motor Corp.	49,600	1,595,808

		30,050,723

Luxembourg – 1.0%
ArcelorMittal	64,352	1,439,832

Netherlands – 4.1%
European Aeronautic Defense and Space Co.	105,160	1,830,048
ING Groep NV	155,768	1,285,359
Koninklijke (Royal) Philips Electronics NV	22,390	406,900
Koninklijke Ahold NV	223,020	2,673,719

		6,196,026

Norway – 1.5%
StatoilHydro ASA	128,500	2,215,530

Russian Federation – 0.5%
JSC MMC Norilsk Nickel ADR	67,789	279,608
LUKOIL ADR	16,550	539,764

		819,372

Singapore – 0.2%
Neptune Orient Lines Ltd.	427,000	311,430

South Africa – 0.7%
Sanlam Ltd.	554,040	873,342
Standard Bank Group Ltd.	31,023	213,468

		1,086,810

South Korea – 1.6%
Honam Petrochemical Corp. (a)	8,100	339,059
Industrial Bank of Korea GDR (a)	88,300	560,034
KB Financial Group, Inc. ADR (a)	33,200	858,552

Samsung Electronics Co., Ltd., Preferred	2,900	631,447

		2,389,092

Spain – 1.6%
Telefonica SA	140,400	2,488,733

Sweden – 2.2%
Ericsson LM, B Shares	153,000	1,204,665
Nordea Bank AB	73,600	389,401
Svenska Cellusoa AB (SCA), B Shares	189,700	1,481,012
Volvo AB, B Shares	86,500	345,061

		3,420,139

Switzerland – 4.7%
Credit Suisse Group	81,100	2,070,510
Novartis AG	90,330	3,712,984
UBS AG (a)	112,191	1,407,395

		7,190,889

Taiwan – 0.7%
China Steel Corp. GDR	40,044	537,390
Compal Electronics, Inc.	581,895	295,025
United Microelectronics Corp.	1,143,805	244,317

		1,076,732

Thailand – 0.4%
PTT Public Co., Ltd.	121,400	548,315

United Kingdom – 15.4%
Associated British Foods plc	199,300	1,907,039
Aviva plc	352,191	1,590,863
Barclays plc	651,700	958,653
BP plc	427,200	3,025,054
Drax Group plc	51,100	410,615
GlaxoSmithKline plc	213,800	3,770,284
Lloyds Banking Group plc	886,507	1,154,701
Royal Bank of Scotland Group plc	603,002	189,816
Royal Dutch Shell plc, A Shares	213,687	5,264,603
RSA Insurance Group plc	505,627	959,335
Vodafone Group plc	2,240,458	4,160,695

		23,391,658

TOTAL COMMON STOCKS (COST $260,450,264)		148,833,350

Right – 0.0%
Belgium – 0.0%
Fortis (a)	121,532	0

Investment Company – 0.3%
Northern Institutional Diversified Assets Portfolio, Shares Class, 0.32% (b)	475,934	475,934

TOTAL INVESTMENT COMPANY (COST $475,934)		475,934

TOTAL INVESTMENTS (COST $260,926,198) — 98.6%		149,309,284

Percentages indicated are based on net assets of $151,398,323.

(a)	Represents non-income producing security.
(b)	The rates presented represent the annualized one-day yield that was in effect on January 31, 2009.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Co.
SPA	Standby Purchase Agreement

See notes to schedules of portfolio investments.

Schedule of Portfolio Investments - January 31, 2009

The Portfolio invested, as a percentage of net assets, in the following industries, as of January 31, 2009:

Industry	Percent of Net Assets
Automotive	5.2%
Banking & Financial Services	17.5%
Building & Construction	1.0%
Cash & Cash Equivalents	0.3%
Chemicals	3.6%
Drugs - Medical	7.1%
Electrical	4.7%
Electronic Components & Semiconductors	4.7%
Food & Beverage	1.7%
Import/Export	1.0%
Insurance	6.6%
Manufacturing	6.8%
Metals & Mining	4.8%
Oil & Gas	15.5%
Paper & Related Products	1.0%
Publishing	1.2%
Retail	1.8%
Telecommunications	11.8%
Transportation Services	2.3%

Total Investments	98.6%

At January 31, 2009 the Portfolio’s open forward currency contracts were as follows:

Currency	Delivery Date	Amount (Local Currency)	Contract Value (U.S. Dollars) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT CONTRACTS
Canadian Dollar	03/16/09	7,997,000	6,375,668	6,522,956	(147,288)
Canadian Dollar	03/16/09	7,111,000	5,653,747	5,800,267	(146,520)

Total			12,029,415	12,323,223	(293,808)

LONG CONTRACTS
Canadian Dollar	03/16/09	7,997,000	6,569,457	6,522,956	(46,501)
Canadian Dollar	02/02/09	100,000	82,250	81,585	(665)

Total			6,651,707	6,604,541	(47,166)

HSBC INVESTOR OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Shares	Value($)
Common Stocks – 95.5%
Aerospace & Defense – 1.6%
BE Aerospace, Inc. (a)	172,000	1,663,240

Biotechnology – 5.3%
Illumina, Inc. (a)	132,300	3,619,728
Life Technologies Corp. (a)	70,600	1,797,476

		5,417,204

Business Services – 3.2%
MSCI, Inc., Class A (a)	63,200	1,097,152
Navigant Consulting, Inc. (a)	152,150	2,180,310

		3,277,462

Computer Software – 16.2%
ACI Worldwide, Inc. (a)	75,000	1,274,250
BMC Software, Inc. (a)	116,900	2,961,077
Brocade Communications Systems, Inc. (a)	313,900	1,195,959
Check Point Software Technologies Ltd. (a)	142,650	3,233,875
Citrix Systems, Inc. (a)	75,000	1,578,000
NetApp, Inc. (a)	139,700	2,071,751
Nuance Communications, Inc. (a)	241,150	2,377,739
Salesforce.com, Inc. (a)	38,600	1,027,146
VeriFone Holdings, Inc. (a)	191,900	888,497

		16,608,294

Consumer Products – 6.7%
AptarGroup, Inc.	53,700	1,655,034
Church & Dwight Co., Inc.	54,800	2,917,004
Crown Holdings, Inc. (a)	124,300	2,330,625

		6,902,663

Diversified Manufacturing Operations – 4.0%
Actuant Corp., Class A	116,200	1,914,976
AMETEK, Inc.	68,400	2,186,064

		4,101,040

Education – 4.8%
Corinthian Colleges, Inc. (a)	88,629	1,655,590
DeVry, Inc.	61,750	3,308,565

		4,964,155

Electronic Components & Semiconductors – 1.6%
ATMI, Inc. (a)	47,100	636,321
Xilinx, Inc.	58,800	990,780

		1,627,101

Financial Services – 2.1%
Annaly Capital Management, Inc.	66,200	1,002,268
PrivateBancorp, Inc.	79,400	1,157,652

		2,159,920

Health Care – 5.6%
DaVita, Inc. (a)	65,400	3,073,800
DENTSPLY International, Inc.	53,700	1,445,067
MEDNAX, Inc. (a)	37,150	1,247,126

		5,765,993

Homebuilders – 1.1%
Toll Brothers, Inc. (a)	64,700	1,101,194

Industrial Manufacturing – 6.1%
IDEX Corp.	91,200	2,062,032
Mettler-Toledo International, Inc. (a)	45,550	3,032,719
WESCO International, Inc. (a)	64,000	1,178,880

		6,273,631

Insurance – 0.9%
HCC Insurance Holdings, Inc.	40,400	945,764

Internet Related – 1.5%
VeriSign, Inc. (a)	77,900	1,504,249

Media – 1.0%
DreamWorks Animation SKG, Inc. (a)	47,761	1,048,354

Oil & Gas – 9.3%
Consol Energy, Inc.	32,800	894,128
Denbury Resources, Inc. (a)	227,200	2,780,928
Exterran Holdings, Inc. (a)	89,700	1,987,752
Massey Energy Co.	131,650	1,998,447
Range Resources Corp.	52,200	1,870,848

		9,532,103

Pharmaceuticals – 14.0%
Alexion Pharmaceuticals, Inc. (a)	111,350	4,105,474
Elan Corp. plc ADR (a)	241,200	1,743,876
OSI Pharmaceuticals, Inc. (a)	113,250	4,031,700
Santarus, Inc. (a)	216,900	366,561
Shire plc ADR	94,100	4,109,347

		14,356,958

Retail – 5.1%
American Eagle Outfitters, Inc.	127,200	1,146,072
O’Reilly Automotive, Inc. (a)	74,300	2,159,901
PetSmart, Inc.	101,500	1,905,155

		5,211,128

Telecommunications – 2.2%
Comverse Technology, Inc. (a)	200,700	1,268,424
Polycom, Inc. (a)	70,600	991,930

		2,260,354

Transportation – 1.6%
Kansas City Southern (a)	88,200	1,601,712

Utilities – 1.6%
Equitable Resources, Inc.	48,500	1,660,155

TOTAL COMMON STOCKS (COST $132,769,125)		97,982,674

Investment Company – 3.6%
Northern Institutional Government Select Portfolio, Shares Class, 0.36% (b)	3,660,880	3,660,880

TOTAL INVESTMENT COMPANY (COST $3,660,880)		3,660,880

TOTAL INVESTMENTS (COST $136,430,005) — 99.1%		101,643,554

Percentages indicated are based on net assets of $102,555,680.

(a)	Represents non-income producing security.
(b)	The rates presented represent the annualized one-day yield that was in effect on January 31, 2009.

ADR	American Depositary Receipt
PLC	Public Limited Co.

See notes to schedules of portfolio investments.

HSBC INVESTOR VALUE PORTFOLIO
Schedule of Portfolio Investments
January 31, 2009
(Unaudited)

	Shares	Value($)
Common Stocks – 98.9%
Aerospace & Defense – 6.4%
Lockheed Martin Corp.	14,900	1,222,396
Raytheon Co.	31,400	1,589,468

		2,811,864

Agricultural Chemicals – 0.9%
The Mosaic Co.	11,500	410,205

Banking – 2.2%
Wells Fargo & Co.	50,700	958,230

Business Services – 4.0%
Pitney Bowes, Inc.	77,600	1,727,376

Computer Software – 9.5%
CA, Inc.	135,600	2,439,444
Microsoft Corp.	101,200	1,730,520

		4,169,964

Conglomerates – 2.3%
Loews Corp.	40,640	991,616

Consumer Products – 4.9%
Kimberly-Clark Corp.	27,500	1,415,425
Kraft Foods, Inc.	25,069	703,185

		2,118,610

Diversified Manufacturing Operations – 2.7%
Illinois Tool Works, Inc.	18,400	600,944
Ingersoll-Rand Co., Class A	36,700	594,907

		1,195,851

Electronic Components & Semiconductors – 2.4%
Agilent Technologies, Inc. (a)	58,800	1,063,104

Energy – 1.2%
Halliburton Co.	30,600	527,850

Financial Services – 3.0%
JP Morgan Chase & Co.	50,750	1,294,633

Insurance – 8.2%
Aetna, Inc.	20,800	644,800
Aon Corp.	32,700	1,211,535
Genworth Financial, Inc., Class A (a)	93,500	216,920
MetLife, Inc.	35,200	1,011,296
The Hartford Financial Services Group, Inc.	37,300	490,868

		3,575,419

Media – 5.3%
CBS Corp., Class B	34,350	196,482
Comcast Corp., Class A	51,650	716,902
Viacom, Inc., Class B (a)	94,000	1,386,500

		2,299,884

Metals & Mining – 10.6%
AngloGold Ashanti Ltd. ADR	70,027	2,009,075
Barrick Gold Corp.	58,900	2,208,161
United States Steel Corp.	13,800	414,414

		4,631,650

Oil & Gas – 14.2%
Apache Corp.	24,400	1,830,000
ConocoPhillips	9,571	454,909
EOG Resources, Inc.	9,075	615,013
Hess Corp.	13,600	756,296
Noble Energy, Inc.	40,700	1,991,451
Talisman Energy, Inc.	55,200	521,088

		6,168,757

Pharmaceuticals – 6.9%
Amgen, Inc. (a)	27,000	1,480,950
Merck & Co., Inc.	12,300	351,165
Sanofi-Aventis ADR	42,700	1,202,859

		3,034,974

Telecommunications – 6.1%
AT&T, Inc.	33,000	812,460
Motorola, Inc.	232,300	1,029,089
Verizon Communications, Inc.	27,800	830,386

		2,671,935

Tobacco – 4.5%
Lorillard, Inc.	13,627	810,261
Philip Morris International, Inc.	30,800	1,144,220

		1,954,481

Transportation – 1.8%
Union Pacific Corp.	18,000	788,220

Utilities – 1.8%
NRG Energy, Inc. (a)	33,800	789,568

TOTAL COMMON STOCKS (COST $59,410,416)		43,184,191

Investment Company – 1.0%
Northern Institutional Government Select Portfolio, Shares Class, 0.36% (b)	453,390	453,390

TOTAL INVESTMENT COMPANY (COST $453,389)		453,390

TOTAL INVESTMENTS (COST $59,863,805) — 99.9%		43,637,581

Percentages indicated are based on net assets of $43,669,195.

(a)	Represents non-income producing security.
(b)	The rates presented represent the annualized one-day yield that was in effect on January 31, 2009.

ADR	American Depositary Receipt

See notes to schedules of portfolio investments.

1.	Organization:

          The HSBC Investor Funds (the “Trust’’), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the “Act’’), as an open-end management investment company. The Trust contains the following funds, each a diversified series, of the HSBC Investor Family of Funds:

Fund	Short Name
HSBC Investor Core Plus Fixed Income Fund	Core Plus Fixed Income Fund
HSBC Investor High Yield Fixed Income Fund	High Yield Fixed Income Fund
HSBC Investor Intermediate Duration Fixed Income Fund	Intermediate Duration Fixed Income Fund
HSBC Investor Growth Fund	Growth Fund
HSBC Investor Opportunity Fund	Opportunity Fund
HSBC Investor Overseas Equity Fund	Overseas Equity Fund
HSBC Investor Value Fund	Value Fund
(Individually a “Feeder Fund”, collectively the “Feeder Funds”)

HSBC Investor Aggressive Growth Strategy Fund	Aggressive Growth Fund
HSBC Investor Growth Strategy Fund	Growth Strategy Fund
HSBC Investor Moderate Growth Strategy Fund	Moderate Growth Fund
HSBC Investor Conservative Growth Strategy Fund	Conservative Growth Fund
(Individually a “Lifeline Fund”, collectively the “Lifeline Funds”)

HSBC Investor New York Tax-Free Bond Fund	New York Tax-Free Bond Fund
HSBC Investor Mid-Cap Fund	Mid-Cap Fund
(Individually a “Variable Direct Fund”, collectively the “Variable Direct Funds”)

HSBC Investor California Tax-Free Money Market Fund	California Tax-Free Money Market Fund
HSBC Investor Prime Money Market Fund	Prime Money Market Fund
HSBC Investor New York Tax-Free Money Market Fund	N.Y. Tax-Free Money Market Fund
HSBC Investor Tax-Free Money Market Fund	Tax-Free Money Market Fund
HSBC Investor U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC Investor U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund
(Individually a “Money Market Fund”, collectively the “Money Market Funds”)

             The Feeder Funds, Lifeline Funds, Variable Direct Funds and Money Market Funds are collectively referred to as the “Funds.”

             The HSBC Investor Portfolios (the “Portfolio Trust”), is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios. The Portfolio Trust contains the following (individually a “Portfolio”, collectively the “Portfolios”):

Portfolio	Short Name
HSBC Investor Core Plus Fixed Income Portfolio	Core Plus Fixed Income Portfolio
HSBC Investor High Yield Fixed Income Portfolio	High Yield Fixed Income Portfolio
HSBC Investor Intermediate Duration Fixed Income Portfolio	Intermediate Duration Fixed Income Portfolio
HSBC Investor Growth Portfolio	Growth Portfolio
HSBC Investor International Equity Portfolio	International Equity Portfolio
HSBC Investor Opportunity Portfolio	Opportunity Portfolio
HSBC Investor Value Portfolio	Value Portfolio

The Feeder Funds utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all their investable assets in their Respective Portfolios (as defined below):

Feeder Fund	Respective Portfolio	Proportionate Interest on January 31, 2009
Core Plus Fixed Income Fund	Core Plus Fixed Income Portfolio	12.5%
High Yield Fixed Income Fund	High Yield Fixed Income Portfolio	70.1%
Intermediate Duration Fixed Income Fund	Intermediate Duration Fixed Income Portfolio	97.9%
Growth Fund	Growth Portfolio	68.9%
Opportunity Fund	Opportunity Portfolio	8.9%
Overseas Equity Fund	International Equity Portfolio	4.0%
Value Fund	Value Portfolio	64.7%

The Lifeline Funds utilize a master-feeder fund structure and seek to achieve their investment objectives by investing substantially all their investable assets in the Portfolios and the Prime Money Market Fund (collectively the “Underlying Portfolios”) per the following schedule from November 1, 2008 to January 31, 2009:

Lifeline Funds Portfolio Weightings

Underlying Portfolios	Aggressive Growth Fund	Growth Strategy Fund	Moderate Growth Fund	Conservative Growth Fund
Prime Money Market Fund	1%	1%	6%	21%
Core Plus Fixed Income Portfolio	None	15%	26%	25%
High Yield Fixed Income Portfolio	None	2%	5%	8%
Intermediate Duration Fixed Income Portfolio	None	None	None	3%
Growth Portfolio	21%	21%	19%	15%
International Equity Portfolio	23%	20%	15%	10%
Opportunity Portfolio	34%	20%	11%	4%
Value Portfolio	21%	21%	18%	14%

Total	100%	100%	100%	100%

LifeLine Funds Portfolio Investments

Underlying Portfolios	Aggressive Growth Fund	Growth Strategy Fund	Moderate Growth Fund	Conservative Growth Fund

Core Plus Fixed Income Portfolio	$—	$3,450,536	$6,863,542	$2,266,463
High Yield Fixed Income Portfolio	—	428,406	1,229,069	675,351
Intermediate Duration Fixed Income Portfolio	—	—	—	271,643
Growth Portfolio	1,520,993	4,635,463	4,812,671	1,304,916
International Equity Portfolio	1,630,656	4,321,505	3,719,130	851,579
Opportunity Portfolio	2,458,013	4,406,572	2,781,147	347,335
Value Portfolio	1,512,173	4,608,582	4,532,936	1,210,859
Prime Money Market Fund	75,582	230,344	1,584,878	1,904,774

Total	$7,197,417	$22,081,408	$25,523,373	$8,832,920

             The Portfolios are a diversified series of the Portfolio Trust and are part of the HSBC Investor Family of Funds, like each Feeder Fund, are open-end management investment companies. The Portfolios’ Schedules of Portfolio Investments (“Schedules”) are published separately and should be read in conjunction with the Schedules of the Feeder Funds and the Lifeline Funds.

          Under the Trusts’ and Portfolio Trust’s organizational documents, the Funds’ and Portfolios’ Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds’ and Portfolios. In addition, in the normal course of business, the Funds’ and Portfolios’ enter into contracts with their service providers, which also provide for indemnifications by the Fund’s and Portfolios’. The Funds’ and Portfolios’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Funds’ and Portfolios’. However, based on experience, the Funds’ and Portfolios expect that risk of loss to be remote.

2.	Significant Accounting Policies:

          The following is a summary of the significant accounting policies followed by the Funds and the Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

A. Statement of Financial Accounting Standards No. 157

          Effective November 1, 2008, the Trust adopted Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Funds net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

B.	Variable Direct Funds

          Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Funds’ Board of Trustees. In addition, specific securities may need to be valued by or at the discretion of the Fund’s Board of Trustees due to potentially significant events. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters, and armed conflicts.

C.	Feeder Funds and Lifeline Funds

          The Feeder Funds and Lifeline Funds record their investments in their respective Portfolios at fair value. The LifeLine Funds record their investments in the Prime Money Market Fund at the respective net asset value reported by the Fund. The underlying securities of the Portfolios’ and the Prime Money Market Fund are recorded at fair value and at amortized cost, respectively, as more fully discussed below.

D.	Portfolios

          Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

          The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Portfolios’ Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios’ net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

E.	Money Market Funds

          Investments of the Money Market Funds are valued at amortized cost, which approximates fair value. Investments in other money market funds are priced at net asset value as reported by such companies. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

Foreign Currency Translation:

          The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Forward Foreign Currency Exchange Contracts:

          The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency.

Futures Contracts:

A. Variable Direct Funds and Portfolios

          The Variable Direct Funds and the Portfolios may invest in futures contracts for the purpose of hedging existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the affected Variable Direct Fund or Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis. Should market conditions move unexpectedly, the Variable Direct Funds and the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

          The Core Plus Fixed Income Portfolio and the Intermediate Duration Fixed Income Portfolio had the following open futures contracts at January 31, 2009:

	Position	Contracts	Unrealized Appreciation (Depreciation) ($)
Core Plus Fixed Income Portfolio
US Treasury Two Year Note Futures Contract expiring March 31, 2009 (Notional Value At $5,223,000)	Long	24	37,434
US Treasury Ten Year Note Futures Contract expiring March 20, 2009 (Notional Value At $8,096,344)	Short	66	(227,572)
Intermediate Duration Fixed Income Portfolio
US Treasury Two Year Note Futures Contract expiring March 31, 2009 (Notional Value At $1,305,750)	Long	6	9,358
US Treasury Ten Year Note Futures Contract expiring March 20, 2009 (Notional Value At $1,472,063)	Short	12	(41,377)

Options:

          The Mid-Cap Fund may write covered call options against some of the securities in their portfolios provided the securities are listed on a national securities exchange. A call option is “covered’’ if the Fund owns the underlying securities covered by the call. The premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If the call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining a realized gain or loss. For the three months ended January 31, 2009, the Funds did not write any covered call options.

Restricted and Illiquid Securities:

          A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act’’) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment manager based on procedures established by the Board of Trustees of the Trust and the Portfolio Trust. Therefore, not all restricted securities are considered illiquid.

          At January 31, 2009, the Core Plus Fixed Income Portfolio and Intermediate Duration Fixed Income Portfolio held illiquid securities representing 0.65% and 0.00% of net assets, respectively, as follows:

Security Name	Acquisition Date	Acquisition Cost ($)	Principal Amount ($)	Value ($)
Core Plus Fixed Income Portfolio
Cairn Mezzanine plc, Series 2007-3A, Class B1, 3.08%, 8/13/47	3/2/2007	887,890	905,000	—
DLJ Mortgage Acceptance Corp., IO, Series 1997-CF1, Class S, 1.20%, 5/15/30	5/16/1997	1,284	17,423	—
FHA Weyerhauser, 7.43%, 1/1/24	3/28/2002	24,570	26,000	26,000
GS Mortgage Securities Corp., IO, Series 1997-GL, Class X2, 0.29%, 7/13/30	8/14/1997	1,269	35,488	341
Preferred Term Securities Ltd., 8.79%, 9/15/30, Callable 9/15/10 @ 104.395	11/28/2006	873,858	768,227	463,855

Intermediate Duration Fixed Income Portfolio
Cairn Mezzanine plc, Series 2007-3A, Class B1, 3.08%, 8/13/47	5/16/1997	142,259	145,000	—

Repurchase Agreements:

          The Funds (except the U.S. Treasury Money Market Fund) and Portfolios may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer’’ (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ or the Portfolios’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counter-party default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Investment Transactions:

A.	Variable Direct Funds, Portfolios and Money Market Funds

          Investment transactions are accounted for no later than one business day following trade date. For financial reporting purposes, changes in holdings are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and included, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

B.	Feeder Funds and Lifeline Funds

          The Feeder Funds and Lifeline Funds record daily their pro-rata income, expenses and realized and unrealized gains and losses derived from their respective Portfolio. Changes in holdings of the Prime Money Market Fund for each LifeLine Fund are reflected no later than the first business day following trade date. For financial reporting purposes changes in holdings of the Prime Money Market Fund are reflected as of trade date. In addition, the Feeder Funds and Lifeline Funds accrue their own expenses daily as incurred.

Federal Income Tax Information:

          At January 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)
New York Tax-Free Bond Fund	43,497,477	1,250,754	(1,244,075)	6,679
Mid-Cap Fund	15,839,704	675,318	(3,976,494)	(3,301,176)
California Tax-Free Money Market Fund	85,293,677	—	—	—
Prime Money Market Fund	10,265,466,749	—	—	—
New York Tax-Free Money Market Fund	1,094,858,713	—	—	—
Tax-Free Money Market Fund	242,493,131	—	—	—
U.S. Government Money Market Fund	12,539,455,128	—	(2,250)	(2,250)
U.S. Treasury Money Market Fund	5,386,002,612	—	(328,789)	(328,789)
Core Plus Fixed Income Portfolio	111,074,977	1,260,869	(12,517,750)	(11,256,881)
High Yield Fixed Income Portfolio	11,474,298	323,943	(4,253,678)	(3,929,735)
Intermediate Duration Fixed Income Portfolio	20,044,744	198,617	(1,760,975)	(1,562,358)
Growth Portfolio	92,948,568	1,594,851	(21,251,366)	(19,656,515)
International Equity Portfolio	261,786,756	777,843	(113,255,315)	(112,477,472)
Opportunity Portfolio	138,528,357	997,719	(37,882,522)	(36,884,803)
Value Portfolio	59,708,072	3,637,712	(19,708,203)	(16,070,491)

3.	Investment Valuation Summary:

The Inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1:	quoted prices in active markets for identical assets

Level 2:	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

          The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

          The following is a summary of the valuation as of January 31, 2009 for each Fund based upon the three levels defined above:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant		LEVEL 3 - Significant		Total
	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
Fund Name	Securities	Instruments*	Securities	Instruments*	Securities	Instruments*	Securities	Instruments*
Core Plus Fixed Income Fund	$-	$-	$9,434,466	$-	$-	$-	$9,434,466	$-
High Yield Fixed Income Fund	-	-	5,877,069	-	-	-	5,877,069	-
Intermediate Duration Fixed Income Fund	-	-	12,702,037	-	-	-	12,702,037	-
New York Tax-Free Bond	892,940	-	42,611,216	-	-	-	43,504,156	-
Growth Fund	-	-	50,560,944	-	-	-	50,560,944	-
Mid-Cap Fund	12,538,528	-	-	-	-	-	12,538,528	-
Opportunity Fund	-	-	9,090,647	-	-	-	9,090,647	-
Overseas Equity Fund	-	-	6,052,509	-	-	-	6,052,509	-
Value Fund	-	-	28,251,282	-	-	-	28,251,282	-
Aggressive Growth Strategy Fund	75,582	-	7,121,835	-	-	-	7,197,417	-
Growth Strategy Fund	230,344	-	21,851,064	-	-	-	22,081,408	-
Moderate Growth Strategy Fund	1,584,878	-	23,938,495	-	-	-	25,523,373	-
Conservative Growth Strategy Fund	1,904,744	-	6,928,146	-	-	-	8,832,890	-
California Tax-Free Money Market	6,318,677	-	78,975,000	-	-	-	85,293,677	-
Prime Money Market Fund	-	-	10,265,466,749	-	-	-	10,265,466,749	-
New York Tax-Free Money Market	101,168,713	-	993,690,000	-	-	-	1,094,858,713	-
Tax-Free Money Market	11,313,170	-	231,179,961	-	-	-	242,493,131	-
U.S. Government Money Market Fund	-	-	12,539,452,878	-	-	-	12,539,452,878	-
U.S. Treasury Money Market Fund	-	-	5,385,673,823	-	-	-	5,385,673,823	-
Core Plus Fixed Income Portfolio	4,627,230	(190,138)	95,164,866	-	26,000	-	99,818,096	(190,138)
High Yield Fixed Income Portfolio	146,668	-	7,347,895	-	-	-	7,494,563	-
Intermediate Duration Fixed Income Portfolio	2,240,754	(32,018)	16,241,632	-	-	-	18,482,386	(32,018)
Growth Portfolio	73,292,053	-	-	-	-	-	73,292,053	-
International Equity Portfolio	9,682,846	-	139,626,438	(340,974)	-	-	149,309,284	(340,974)
Opportunity Portfolio	101,643,554	-	-	-	-	-	101,643,554	-
Value Portfolio	43,637,581	-	-	-	-	-	43,637,581	-

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investment	Other Financial
Core Plus Fixed Income Portfolio	Secutiries	Instruments*
Balance as of October 31, 2008	$26,158	$-
Realized gain (loss)	7	-
Change in unrealized appreciation/(depreciation)	(7)	-
Net purchases (sales)	(158)	-
Transfers in (out) of Level 3	-	-
Balance as of January 31, 2009	$26,000	$-

Intermediate Duration Fixed Income	Investment	Other Financial
Portfolio	Secutiries	Instruments*
Balance as of 10/31/08	$-	$-
Realized gain (loss)	-	-
Change in unrealized appreciation/(depreciation)	-	-
Net purchases (sales)	-	-
Transfers in (out) of Level 3	-	-
Balance as of January 31, 2009	$-	$-

* Other financial instruments would include any derivative instruments, such as any futures, forwards, and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HSBC Investor Funds

By (Signature and Title)*	/s/ Richard Fabietti
Richard A. Fabietti, President

Date	March 27, 2009

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard Fabietti
Richard A. Fabietti, President

Date	March 27, 2009

By (Signature and Title)*	/s/ Troy Sheets
Troy A. Sheets, Treasurer

Date	March 27, 2009

* Print the name and title of each signing officer under his or her signature.